EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.03

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	DD Start Date	DD Delivery Date	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	1959887	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960470	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960046	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) XXXX- XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4884] with an incident period of XX/XX/XXXX –XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960210	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960604	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960572	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959836	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960222	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960333	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959763	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960810	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959868	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959907	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) Debts - Not Verified- The application lists significant debts that were not independently verified. The loan file is missing evidence of the $XXXX monthly Child Support obligation as listed on the final loan application. Additional conditions may apply. Response 1 (XX/XX/XXXX XXXXPM) Explanation and documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960036	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%The date used for rate set is XX/XX/XXXX.. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXAB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960506	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. the date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260,XXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960045	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960160	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960675	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959892	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959980	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960617	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State Testing. This loan failed the XXrate spread home loan test. ( XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is 1XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959736	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959727	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor isXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Rules Violation-

This loan failed the points and fees threshold test due to one of the following findings: (XX HB 7814 § 1, RI § 34-25.2-4 (l), (r)). The loan has a "total loan amount" of $50,000 or more and the total "points and fees" less any excluded points and fees exceed 5% of the total loan amount. Fees included in the test: Document Signing Fee $XXXX, Electronic Document Delivery Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount Fee $XXXX, Recording Service Fee $XXXX and Settlement or Closing Fee $XXX. If discount points are bona fide, please provide the undiscounted rate.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959838	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960696	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX+H29%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960489	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption- The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959695	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960621	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960295	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960212	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960463	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960302	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960376	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959729	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959939	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Notary section is missing who was acknowledged.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) Credit - Other- The loan file contains an approval showing HOA dues totaling $XXXX monthly. The loan file is missing documentation to support the HOA due monthly amount. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1960120	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XXX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960003	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959903	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960311	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959855	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960727	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960770	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960434	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding.

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following addition: Flood Certificate Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959906	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960264	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960197	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the CT nonprime home loan test. The loan is a subordinate lien and the greater of the disclosed APR 9.595% and the calculated APR 9.593%, exceeds the Average Prime Offer Rate (5.750%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960111	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960161	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.494%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959959	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR 9.441% and the calculated APR 9.432%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959730	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959741	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960546	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960404	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960345	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959769	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960137	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Loan Discount Points, Origination and Transfer Taxes on the revised LE issued on XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960594	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Flood Certificate - Missing- The flood certificate is missing from the loan file. Response 1 (XX/XX/XXXX XXXXPM) Flood cert provided. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960427	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960149	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959799	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.090%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959942	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXXCOMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960761	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960164	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959758	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960344	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959941	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960520	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%.The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960541	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959894	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960227	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959787	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. the date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960006	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.620%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960729	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960065	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960043	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959972	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960482	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960722	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960117	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960284	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.752%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960244	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960394	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959811	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959771	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960423	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959859	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960613	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959897	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960759	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960615	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959754	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960167	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959767	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960190	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960596	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959803	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959817	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of 9.738%. The XX APR threshold is 9.490%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX% The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959845	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960274	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960285	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959759	XXXX	XX/XX/XXXX	XXXX	Non-QM Non-Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) Income - Other/Missing- The loan file is missing income documentation supporting the second Social Security Income for $XXXX. Additional conditions may apply. Response 1 (XX/XX/XXXX XXXXPM) XXXXSSA Benefit letter provided and supports income used. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959920	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960086	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX+H113%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960015	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960338	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959768	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960356	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-Line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date of XX/XX/XXXX . Please provide property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959826	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959880	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960554	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960321	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960518	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960349	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR XXXX% and the calculated APR 10.230%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960737	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960708	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960724	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960731	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960509	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960664	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960769	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959840	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960681	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960665	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959775	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960531	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959874	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959875	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960396	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960385	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960066	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.290%. The date used for rate set is XX/XX/XXXX H143. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959909	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) XXXX- XXXX Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-Line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date of XX/XX/XXXX . Please provide property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960452	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959837	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test( XX GS §24-1.1F(a)(7) ). The loan is a subordinate lien and the greater of the disclosed APR XXXX%% and the calculated APR XXXX% exceeds the Average Prime Offer Rate (5.990%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960136	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960084	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960542	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960420	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960800	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960163	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960317	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959802	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960714	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the CA AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960757	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959938	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960637	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959937	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.620%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960447	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960453	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959919	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960612	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX% APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960168	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959841	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959923	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960471	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fee included in testing: loan origination fee $XXXX and loan discount points $XXXX.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XXXX and continuing as of the audit review date ofXX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide a Post Disaster Property Inspection Report to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960183	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959857	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960709	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960557	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- This loan has points and fees that exceed the points and fees threshold. The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Origination Fee and Discount Points. If discount points and fees are bona-fid and excludable, provide undiscounted rate. (12 CFR 1026.43(e)(3)).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960357	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960533	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959796	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960291	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959979	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960781	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the CA AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960629	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960411	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959725	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959974	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960251	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960796	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX , was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test( XX GS §24-1.1F(a)(7) ). The loan is a subordinate lien and the greater of the disclosed APR XXXX% and the calculated APR XXXX% exceeds the Average Prime Offer Rate (5.500%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959696	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960093	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960182	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960126	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the CA AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960754	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds theSafe Harbor threshold as follows: The loan has an APR of XXXX%. The APRthreshold to qualify for a safe harbor is 9.860%. The date used for rate setis XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject toQM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR1026.43(e)(1)(ii) Informational Only.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960567	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the CA AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960103	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960004	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, whichexceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959926	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960131	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959832	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960352	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the X rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960680	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960115	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959940	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test( NC GS §24-1.1F(a)(7) ). The loan is a subordinate lien and the greater of the disclosed APR XXX% and the calculated APR XXXX% exceeds the Average Prime Offer Rate (5.990%) by 3.5% or more. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959905	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XXXXPM) HELOC Closure letter provided and signed. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960169	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959927	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960624	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points - Loan Discount Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959717	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960372	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.620%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960608	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960270	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959851	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960718	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%The date used for rate set is XX/XX/XXXX .. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960790	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . A Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959739	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959844	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960310	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX -XX/XX/XXXX , and XXXX Hurricane XXXX (DR-4828-XX) with a disaster declaration date ofXX/XX/XXXX and incident period of XX/XX/XXXX -XX/XX/XXXX , which are after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960002	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960627	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959774	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959888	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960158	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960022	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959698	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX .. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960720	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960597	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960008	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959866	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959883	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959925	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX H241. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959701	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959723	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960081	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960726	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960712	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960811	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 9.260%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX% The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960383	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960269	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959858	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960583	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960639	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX which is on the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959990	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX .Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959934	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 10/18/2024. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960018	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX  The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960636	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.300%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960782	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960738	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960691	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959955	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960089	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959891	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960403	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959822	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960218	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960001	XXXX	XX/XX/XXXX	XXXX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) Debts - Not Verified- The credit report reflect a XXXX account with a $XXX balance and $XXXmonthly payment. However that LDA/Report date is XX/XX/XXXX . The loan file is missing verification of the accounts current balance and monthly payment. Response 1 (XX/XX/XXXX XXXXAM) Explanation and documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960242	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960642	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960215	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959977	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959792	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959957	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959889	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959964	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960249	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959756	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960793	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960297	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%; The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960080	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960473	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960178	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959856	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised LE issued on XX/XX/XXXX  . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959895	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960237	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959718	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960578	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960102	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960503	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Insufficient Documentation- The borrower was qualified with total monthly Pension and Social Security income in the amount of $XXXX, which was documented with a XXXX SSA-1099 and 2 separate XXXX 1099R's: however, all 3 1099's in file were not legible and clear copies are required to confirm the monthly payment amounts. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960569	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960248	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960440	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Loan Discount Point Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960050	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960752	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960638	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Missing- Documentation of XXXX $XXXX per month Social Security income was missing from the file. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960562	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960785	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960630	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959790	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960307	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959910	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960224	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959691	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959789	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960431	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960750	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960804	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960259	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960314	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960674	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959772	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959861	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960147	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment arequirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960165	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is 9.701. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960334	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960361	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960695	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960454	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959706	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960239	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the X COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX%% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960464	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960687	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960640	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960677	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The co-borrower was not acknowledged by the notary.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960602	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960528	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960042	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960318	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960133	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960009	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960272	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960607	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959912	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960799	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960498	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The MA APR threshold is 9.340%. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960127	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959704	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960606	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960358	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960091	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after theoriginal appraisal date XX/XX/XXXX . Please provide Property Inspection toconfirm no damage. Response 1 XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960177	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960568	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960807	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960688	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959993	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960710	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959828	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Points $XXXX and Origination Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960048	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960343	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960635	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960599	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960189	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960040	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960543	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960551	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960128	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960490	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960535	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960192	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960667	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960054	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960076	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960817	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960234	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960483	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959902	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959733	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960480	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.647%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960339	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APRXXXX% and the calculated APR 9.720%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960803	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960633	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960205	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959829	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959734	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960579	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959951	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959835	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959786	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959743	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960157	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960330	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.090%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX/XX/XXXX %) and the calculated APR (XX/XX/XXXX %), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Loan Discount Points .The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960195	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e)(1) ) . This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959893	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960079	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960705	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960398	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960475	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960016	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960410	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960643	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960265	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit Missing - One or More Reports Missing- The loan file is missing the required Tri-merged credit report for the borrower. The credit report must be dated within (60) days before the note date. Additional conditions may apply. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960063	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959987	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.35%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959690	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960278	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960034	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960500	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960451	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960096	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960393	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960590	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960359	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960733	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959752	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960119	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960320	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959821	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960469	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXXor more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960521	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960294	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960802	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959810	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960584	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960074	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960005	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960808	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960132	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960694	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960745	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi))A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960381	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-Line Winds (DR-4856-XX) with an incident period ofXX/XX/XXXX and continuing which is after the original appraisal date of XX/XX/XXXX . Please provide property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960493	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960243	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960241	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960666	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960209	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960755	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960332	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960536	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960075	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds theSafe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960124	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960200	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960207	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960389	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960756	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960700	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960661	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960652	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960176	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959779	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959766	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960574	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960202	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960485	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959744	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960442	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960585	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960211	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960110	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960743	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960077	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959724	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960441	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960424	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959819	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960198	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960152	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Income - Pay Stubs Missing- The loan file contains the prior 2 years W-2's and a VVOE; however, no paystubs or other documentation was provided to confirm YTD earnings. Response 1 (XX/XX/XXXX XXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960400	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960331	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960805	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points increased on revised CD 10/22/2024. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $180.40 is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (01/23/2025 12:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960692	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960512	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960449	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959865	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960162	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960130	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960371	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959755	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960123	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960425	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959705	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960340	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960316	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960268	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960390	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds theSafe Harbor threshold as follows: The loan has an APR of XXXX%. The APRthreshold to qualify for a safe harbor is 9.260%. The date used for rate setis XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject toQM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960522	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960184	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of 9.396%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is 10/24/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959806	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960326	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960570	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960762	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960166	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-RebuttablePresumption. The loan exceeds the Safe Harbor threshold as follows: The loanhas an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-PricedCovered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act(Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959831	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960603	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960058	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960118	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960235	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960676	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960379	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959958	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960181	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960657	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960397	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960732	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960258	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959847	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960099	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 9.882% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959846	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960497	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960305	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960517	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test( XX GS §24-1.1F(a)(7) ). The loan is a subordinate lien and the greater of the disclosed APR XXXX% and the calculated APR XXXX% exceeds the Average Prime Offer Rate (5.760%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- The subject property was in XXXX County, which was in the path of Hurricane XXXX on or around XX/XX/XXXX . The AVM was dated XX/XX/XXXX ; however, neither a Borrower Attestation of No Damage nor a PDI was provided. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960362	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959753	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960556	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960777	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960758	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960747	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960024	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960378	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959714	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960614	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960429	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960582	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959853	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960753	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960304	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959970	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959762	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960751	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960108	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960494	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959908	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960135	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. the date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960254	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340% date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 10.397%. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960116	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960341	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960010	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960172	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960064	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX .. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960134	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960148	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960037	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960206	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960435	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960188	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960693	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Origination $XXX and Loan Discount Points $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959732	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960783	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960496	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959720	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: his loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960013	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960566	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959747	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960516	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959702	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960523	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959697	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960472	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960395	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960336	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960771	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960739	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959881	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(H591Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960654	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960537	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959931	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960143	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960261	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960401	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959707	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX forXXXX Hurricane XXXX (DR-4834-XX)with an incident period of XXXX - XXXX which is after the original appraisal dateXX/XX/XXXX . Pleaseprovide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960513	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960020	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959929	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959992	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960228	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959884	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960319	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960678	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960723	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959713	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960324	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959783	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960631	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960049	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960525	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960467	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960650	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959716	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5% The date used for rate set is XX/XX/XXXX .. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR 9.872% and the calculated APR 9.872%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960193	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960109	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960622	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960673	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959712	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960438	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959751	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960306	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960382	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960565	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960292	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960748	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960456	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960746	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959950	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960736	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) Final Application - Missing Signature- The final application is not signed as required by guides. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960186	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of 10.856%. The APR threshold to qualify for a safe harbor is 9.620%. The date used for rate set is 10/10/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960798	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960113	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960626	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960094	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960446	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959750	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960530	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960560	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959961	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points - Loan Discount Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959793	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959896	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960041	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960068	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959780	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960623	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 9.945% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960481	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960532	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960153	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960794	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959878	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959765	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960465	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee on the revised LE issued 10/17/2024. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960303	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959917	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959761	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960322	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960655	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959854	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960226	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960142	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) HELOC - Closure Letter- The subject transaction paid off an opened HELOC on the subject property. The loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XXXXPM) HELOC Closure letter provided and signed. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960668	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960082	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959954	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960600	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points-Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960140	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959976	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960581	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960491	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960313	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960641	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959876	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959807	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960288	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959985	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960203	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959928	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960367	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960145	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960260	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960713	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959692	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960146	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960368	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960033	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960501	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960684	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960402	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960019	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960139	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960028	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959699	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959911	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959963	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) HELOC - Closure Letter- Subject proceeds were used to payoff a home equity revolving line of credit. The HELOC closure letter signed by the borrower was not provided as required. Response 1 (XX/XX/XXXX XXXXPM) HELOC Closure letter provided and signed. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959864	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960461	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959776	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960290	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960360	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960547	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960816	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960704	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959849	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960725	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960628	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960735	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959815	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960670	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960575	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959719	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960534	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960707	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960267	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960801	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960484	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960658	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960653	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the MD COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR 10.409% and the calculated APR 9.950%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960100	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the Property Inspection date XX/XX/XXXX . XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960716	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960194	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-Line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date of XX/XX/XXXX . Please provide property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959946	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960730	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960760	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%The date used for rate set is XX/XX/XXXX .. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is compliant HPML. Prepayment requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Origination Fee $XXXX and Points $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959757	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960647	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960023	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960129	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960721	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960648	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960409	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959989	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960232	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959975	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960384	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959882	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960428	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959850	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960078	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.090%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds [DR-4856-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960051	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960564	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960087	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960329	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XXXXX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960595	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959770	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959843	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960573	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960159	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960426	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959711	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960552	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960809	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960296	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. (12 CFR §1026.43(e)(2)(vi)) The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Application Fee $XXXX and Points $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960097	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960350	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960598	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959728	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960156	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960300	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%; The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960151	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959731	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960415	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959969	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.620%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960421	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960071	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960788	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960308	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960266	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959801	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959746	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960660	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is10.090%. The date used for rate set is XX/XX/XXXX 4. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960386	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960026	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960545	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 10.564%. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959834	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960495	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960488	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points increased on revised LE XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959737	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.290%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960335	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960392	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960433	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The Date Rate Set was: 10/24/2024. This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of 10.039%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is 10/24/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960563	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The name of the PUD on the PUD rider reflects XXXX; however, per the Exhibit A and Title the name of the PUD is XXXX.

Response 1 (XX/XX/XXXX  XXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX , was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XX/XX/XXXX PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test( XX GS §24-1.1F(a)(7) ). The loan is a subordinate lien and the greater of the disclosed APR XXXX% and the calculated APR XXXX% exceeds the Average Prime Offer Rate (6.060%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959738	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960262	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960351	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959735	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960175	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960347	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXAB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960014	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960445	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959872	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960179	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959867	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is 9.763. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960185	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960611	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960588	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960715	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960223	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%;. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959943	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959921	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960580	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960774	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960601	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960059	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960779	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960057	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was:XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960279	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960257	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960555	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960346	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959745	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960287	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960540	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960055	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960430	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXAB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing as of the audit review date of XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide a Post Disaster Property Inspection Report to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960021	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959898	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959862	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960095	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960369	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960252	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960012	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR).The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960504	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX nonprime home loan test. Using the greater of the disclosed APR XXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959952	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960792	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of 9.386%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959960	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960455	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points increased on revised CD XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The e-receipt has been provided for the LE issued on XX/XX/XXXX . A valid COC for the increase to the Points - Loan Discount Fee has not been provided without more details. The COC says the fee increased due to a loan program change but does not say what or why the program changed to determine if it is valid. Please provide details of the loan program change. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960499	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959949	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959988	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test( XX GS §24-1.1F(a)(7) ). The loan is a subordinate lien and the greater of the disclosed APR XXXX% and the calculated APR XXXX% exceeds the Average Prime Offer Rate (5.950%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960388	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960524	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959833	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960154	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The MA APR threshold is XXXX%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX% The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959995	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960789	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959700	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959749	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960282	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-FL] with an incident period of XX/XX/XXXX -XX/XX/XXXX which is on the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient.			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960098	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960412	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the X AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Wildfires And Straight-Line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960742	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959904	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960659	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960610	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960391	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test( XX GS §24-1.1F(a)(7) ). The loan is a subordinate lien and the greater of the disclosed APR XXXX% and the calculated APR XXXX% exceeds the Average Prime Offer Rate (5.760%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960204	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX %. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959693	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960764	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960786	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960375	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960283	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960216	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: loan discount points . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959825	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960699	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959863	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 10.066%. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960056	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.300%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of 1XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959708	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960646	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959962	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960618	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960685	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX .. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959715	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) Program Parameters - LTV-

The LTV does not meet the minimum program eligibility guidelines. The borrower was qualified with an LTV of XXXX%. However, the loan file obtains documentation which reflects the first mortgage balance as $XXXX. The loan file also obtains bank statements provided by the borrower, XXXX dated XX/XX/XXXX  and XX/XX/XXXX , indicating a mortgage payment was made. However, the updated graph that was provided does not reflect a date or the actual payment being made, just an updated closing balance of the account the mortgage payments are withdrawn from. Therefore, it cannot be determined what the actual balance for the first mortgage is. By using $XXXX, the LTV increased from XXXX% to XXX%, which exceed max of 75% for credit scores above 700.

Response 1 (XX/XX/XXXX  XXXXM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959948	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 1XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $5,060.20, which exceeds 3 percent of the total loan amount of $140,774.12. The following fees were included in the testing: Loan Origination Fee $2,936.00 and Points-Loan Discount Fee $2,124.20.00. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960196	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959823	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Appraisal fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX% ) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960035	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960327	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959842	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960698	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959709	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960105	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960364	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959798	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959805	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960649	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959986	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $1XXXX	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959885	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960174	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960299	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Income - Social Security/Pension-

Loan file is missing SSI Award Letter orXXXX 1099 to support $XXXX monthly SSI income. Use of grossed up SSI as reflected on the bank statement of $XXXX would result in a DTI of $XXXX% which exceeds max allowable of 45%.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX  which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960763	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960363	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960017	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960280	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960085	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960191	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is 1XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960514	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960069	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960458	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959784	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960515	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960672	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959813	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959901	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959816	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX  This loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960616	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX/XX/XXXX % and the calculated APR XX/XX/XXXX %, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960625	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960478	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960479	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959748	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960644	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX which is on the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960593	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959703	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960090	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960301	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960277	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960374	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959965	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959996	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959795	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959824	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959764	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960138	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960663	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: loan discount points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959984	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959991	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960619	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959778	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960682	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960221	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959890	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960690	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960088	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960030	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960586	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960706	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959915	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959871	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959914	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows:The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960797	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX HOEPA higher-priced mortgage loan test. Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXXX), the loan is a higher-priced mortgage loan, as defined in legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960772	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960323	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960276	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing as of the audit review date of XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide a Post Disaster Property Inspection Report to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960605	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959932	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959710	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960632	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960780	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959869	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960073	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959978	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960439	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960697	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959933	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960539	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960342	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960507	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX/XX/XXXX ) and the calculated APR (XX/XX/XXXX ), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959997	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960773	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX .. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960155	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959953	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5% The date used for rate set is XX/XX/XXXX .. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960519	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960328	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.560%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959777	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959968	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960548	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.? Response 1 (XX/XX/XXXX XXXXPM) Property Inspection Report provided and no damage. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959794	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960592	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960505	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960529	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960275	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960150	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960589	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960029	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 8.910%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX.% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 10/04/2024. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX% The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960719	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959781	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960060	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959740	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960219	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960814	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959999	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Wildfires And Straight-Line Winds (DR-4856-XX) with an incident period ofXX/XX/XXXX and continuing, which is after the original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959742	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960213	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.620%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960413	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. prepayment requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960671	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960416	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960571	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The MA APR threshold is 9.490%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX with an incident period of XX/XX/XXXX -XX/XX/XXXX {DR-4780-XX}. Please provide Property Inspection Report to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960815	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960510	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959994	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960448	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960273	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.620%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960686	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXXFinancial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960791	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959800	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.270%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960354	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi))A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960325	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960011	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APRXXXX% and the calculated APR 9.508%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960032	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959809	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds theSafe Harbor threshold as follows: The loan has an APR of XXXX%. The APRthreshold to qualify for a safe harbor is 9.770%. The date used for rate setis XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject toQM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960459	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960399	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960289	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960784	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960432	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959967	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960044	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960656	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959913	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960229	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960767	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960387	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960122	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959973	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960365	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959945	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960031	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960477	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (10.264%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960380	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959839	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959820	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960070	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Origination $XXXX and Loan Discount Points $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959791	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Social Security/Pension- The loan file is missing evidence of Social Security and Pension Incomes used to qualify for both borrowers. Additional conditions may apply. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959877	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - CD - Non-Borrower with Right to Rescind-

There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. Truth in Lending Act (Regulation Z)12 CFR 1026.19(f)(1)(i), 12 CFR 1026.2(a)(11)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959944	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959782	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960444	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.380%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959947	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960538	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960468	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960373	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960255	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959788	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960701	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960734	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960436	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960114	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960053	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Business Days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX . Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960171	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960492	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959899	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959930	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960370	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.300%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960806	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960558	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. The loan file obtains a closeout letter; however, the letter does not reflect XXXX as the lender. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960180	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.280%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959900	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960422	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960353	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APRXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960795	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960348	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960233	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960201	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960765	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960208	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959694	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959971	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959936	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959916	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960561	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1959785	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.770%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960717	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960062	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931442	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930589	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931955	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931681	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931807	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930671	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930542	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931609	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930635	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930533	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931614	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.820%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930795	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930866	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Points (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931735	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931649	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930760	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931014	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930595	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931600	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930578	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 9.583%. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931111	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930477	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Appraisal Fee, LE XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931528	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931625	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Appraisal - Other- Guidelines specify that an AVM cannot be used if the subject property is a rural property. The subject closed using an AVM; however, documentation in the file reflects payoff to USDA Rural Development for a non interest bearing loan obtained at purchase. There is no evidence in the file to verify that the subject is not a rural property. Response 1 (XX/XX/XXXX XXXXAM) Agreed. A Rural Development loan does not automatically indicate rural property. Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931673	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931646	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931741	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931170	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930841	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930645	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930701	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931943	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931194	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931558	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment, and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated'XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931390	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the X AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931164	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931808	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC provided for the addition of the Points -Loan Discount Fee states the borrower wants to preview the CD the day before consummation and is not considered a valid reason for the addition of the Points - Loan Discount Fee. Please provide a valid COC for review. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (X AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960217	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Points added on revised CD XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930850	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931307	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931312	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931018	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXX%. The CA APR threshold is 9.897%. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXX, which exceeds $XXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930870	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption- The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931606	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931827	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Page 8 of 8 does not reflect the year for the signature date, "XXXX".

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930523	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Loan Discount Point Fee $XXXX. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	1	1	1	2	1	N/A	N/A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A
XXXX	1931417	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931215	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931439	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931682	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930464	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931559	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XXX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931382	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX  and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX [DR-4844-XX] with an incident period of XX/XX/XXXX  and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930499	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931104	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931786	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX  Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931711	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931980	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931900	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 2 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.683%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930476	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931190	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932000	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931639	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930654	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931643	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931699	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930543	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931734	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930517	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931932	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930914	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.460%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931105	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931437	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930569	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930696	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931332	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931336	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931354	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XXX209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931792	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $236.65 is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930730	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 9.747% and the calculated APR 9.723%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXXX Financial Code Division 1.94995(a)). This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 9.747% and the calculated APR 9.723%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is 09/05/2024. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931901	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930931	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930669	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931547	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930991	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930452	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX nonprime home loan test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931849	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931693	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931121	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Loan Origination Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930672	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931298	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continuing which is after original appraisal date ofXX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931113	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931007	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930597	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930956	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Incident period ending XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931510	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930902	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930958	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised LE issued 09/05/2024 . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931999	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. the following fees were included in the test: loan origination fee $XXXX and loan discount points $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931216	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931977	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930722	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931591	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930485	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.820%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931120	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930904	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931474	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii).

								(Clear) Mortgage History - Missing/Incomplete- The guidelines indicate the subject mortgage history must be XXXX. The loan contains evidence of 1st Lien mortgage payments from XX/XX/XXXX - XX/XX/XXXX . The loan file is missing evidence the subject mortgage history is XXXX. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930948	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate lock date was XX/XX/XXXX  The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930519	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931084	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930489	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931913	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931973	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount $XXXX. The following fees were included in the testing: Discount Points - $XXXX and Origination - $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930785	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931287	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930929	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931293	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931691	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931296	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.300% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931994	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931830	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931161	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931655	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931258	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: his loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.The loan is a compliance HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930712	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931425	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931904	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930966	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931575	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX through XX/XX/XXXX , XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) with an incident date of XX/XX/XXXX through XX/XX/XXXX , which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930677	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931275	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930494	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930747	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931315	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931666	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930628	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931310	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931729	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - CD/Lender Credits that Cannot Decrease (No Valid COC)-

The loan failed the Lender Credits that Cannot Decrease Test. The lender credit decreased on the LE issued on XX/XX/XXXX  without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1932029	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930860	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931127	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930922	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931375	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931778	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931221	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931365	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930853	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931593	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931033	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930898	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931767	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931219	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931129	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930969	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 9.597%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931426	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930752	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX .The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the X AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.394%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930469	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931279	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931280	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931101	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931429	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931267	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931893	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.850%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931163	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1930715	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930834	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931350	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- The subject loan closed on XX/XX/XXXX . FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX and declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931763	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931703	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931875	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930691	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931587	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931806	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan as defined in regulation Z. This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930953	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931418	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930600	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.300%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931878	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX –XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931903	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930814	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931925	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931126	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931023	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931357	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931379	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.820%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932032	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931665	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931137	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930733	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931156	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (10.137), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930711	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931471	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX X. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930610	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931689	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930996	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932021	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. While the XXXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931485	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930694	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931533	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931653	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4827-XX) an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930903	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX , If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930771	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931299	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931240	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931858	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931990	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930483	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931264	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld) Response 3 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved) Response 1 (1XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931330	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931430	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930497	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930611	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931401	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931341	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931145	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931461	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931167	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930865	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931710	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931883	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931953	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930762	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931321	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930708	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XXX) with an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931356	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931638	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931359	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931890	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.850%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930923	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931813	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931795	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931659	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931544	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931386	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931407	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930609	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930495	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930547	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931053	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX  The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX and XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930788	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%.The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covere Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930899	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932030	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931752	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931842	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930796	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931989	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931590	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931080	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930714	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is: 9/17/2024. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930577	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930493	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930649	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931094	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931263	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930581	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931091	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930716	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931718	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Non-Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Debts - Not Verified- The application listed a debt with XXXX with a balance of $XXXX and a payment of $XXXX per month. The debt was not reflected on the credit report and was not confirmed with documentation in the loan file. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930668	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930965	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931987	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Non-Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). Using the greater of the disclosed APR XXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for the: borrower. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931117	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931492	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Discount Points $XXXX and Origination Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	1	1	1	2	1	N/A	N/A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A
XXXX	1930886	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931954	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%.The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931376	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930474	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931978	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930807	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930782	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: loan discount points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931048	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931626	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930598	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931922	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930659	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930961	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930703	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931525	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931683	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930606	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931843	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931744	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931166	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931494	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. The file failed one or more of the state threshold tests. This loan failed the XXAB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931318	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931983	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931780	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931206	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points-Loan Discount Fee, Origination Fee and Transfer Taxes, LE XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931831	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930932	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931385	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931736	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932023	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Loan Discount Fee (Points). The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931179	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931518	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) Credit Report - Other- Per Lender's guides, the borrower is required to have 2 reporting FICO scores. However, the credit report obtained in the loan file reflects 1 FICO score from XXXX. Response 1 (12/10/2024 10:16AM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931074	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931819	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) HELOC - Closure Letter- A HELOC was paid at closing. The file contains a payoff letter from XXXXrequiring borrower’s signature requesting the line of credit to be closed. In addition, the title commitment indicates a letter from the borrower must be sent to the lender instructing the line of credit to be closed. The request to close the line of credit was not executed by the borrower. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931997	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931252	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Incident period ending XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period ofXX/XX/XXXX - XX/XX/XXXX which is after original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931497	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930758	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930624	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931577	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Discount Points on revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931112	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930472	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931648	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931822	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931090	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930565	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931764	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931278	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930846	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931566	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930532	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931504	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931414	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931391	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931213	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX as mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points - Loan DiscountFee . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931005	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930749	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930658	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931499	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931135	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930818	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931387	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931173	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930725	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931047	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931690	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930471	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931818	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930697	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.540%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931102	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931747	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931912	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930793	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931727	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931132	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930878	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Points-Loan Discount Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931198	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX .The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931920	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised CD issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931772	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX  The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931232	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931766	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930563	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points (XX/XX/XXXX  and XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX  XXXXPM)
The documents provided are not for the borrower/loan. Please provide the referenced COC for review A cost to cure in the amount of $XXXXremains. (Upheld)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931619	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931852	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930501	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930825	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931621	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931273	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930487	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930804	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930620	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930455	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931204	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931484	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931961	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised CD issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (1XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931910	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932026	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931211	XXXX	XX/XX/XXXX	XXXX	Non-QM Non-Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.50%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR 9.849% and the calculated APR 9.849%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. The payoff from XXXX for the associated HELOC paid off with the subject transaction required a request in writing in order to close the account after payoff. The file did not contain a HELOC closure request. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931282	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931698	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931838	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931776	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931109	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930462	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931502	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931919	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931384	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931676	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (0XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930806	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931186	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.300%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Discount Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930459	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930845	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931569	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931061	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - CD - Non-Borrower with Right to Rescind-

There is no evidence of an initial and/or revised CD provided to the non-borrower at least 3 days prior to consummation. Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX , was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . Per regulation, CD(s) must be provided to all who have the right to rescind. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(1)(i), 12 CFR 1026.2(a)(11)

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount. The following fees were included in the testing: Discount Points - $XXXXan Origination - $XXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931228	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931530	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931231	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930906	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931952	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931810	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The XXXX account was omitted from DTI calculations. Documentation verifying debt is paid in full is missing from the file. Supplement provided only show account closed but still showing a balance of $XXXX. Response 1 (XX/XX/XXXX XXXXAM) The $XXXX balance is still showing. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931346	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930518	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932004	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931897	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930954	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931905	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930759	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930830	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932016	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931580	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) NMLS-

The Loan Originator's NMLS listed on the Note, Mortgage, and CD signed at consummation on XX/XX/XXXX  had expired on XX/XX/XXXX , therefore was no longer authorized to represent the Lender as of XX/XX/XXXX .

Response 1 (XX/XX/XXXX  XXXXPM)
The information provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931243	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931728	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931889	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931399	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931454	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930661	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931316	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931488	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931534	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931250	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931013	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX and Continuing which is after the original appraisal (AVM) date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1932019	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930463	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930553	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931651	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931335	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930765	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931617	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931620	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930900	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930843	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930746	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931062	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931628	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the < enter test failed revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Discount Points on the revised LE issued XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931672	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931871	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931107	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931713	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931042	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930723	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX , which is after the original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930955	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931199	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930815	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930930	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing which is after AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931098	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930591	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931410	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931523	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930614	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930916	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931260	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration XXXX Hurricane XXXX (DR-4829-XX) declared XX/XX/XXXX with an incident period of XX/XX/XXXX -XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) PDI provided is not for the subject property. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931847	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX  . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931000	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931001	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931490	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931879	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930558	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930895	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931103	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930753	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930810	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931857	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is XXXX%. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930857	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930883	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930973	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931605	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930745	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931428	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) XXXX- XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX Please provide Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1930881	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931861	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931214	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931671	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931661	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932014	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931196	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931865	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930579	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930925	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Loan Discount Points on the revised LE issued on XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXPM)
The documentation provided is not sufficient to cure the finding. Updated testing results in a new cost to cure. The Points - Loan Discount Fee has been accepted. A COC for the increase to the Transfer Taxes from $XXXX to $XXXX has not been provided. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC for the increase to the Points -Loan Discount Fee has already been provided and applied. A COC for the increase to the Transfer Taxes has not been provided. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959879	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Points on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Debts - Not Verified- The file is missing documentation that the Borrower's 30 day XXXX account is paid or that the Borrower has assets to cover the $XXXX balance. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1931116	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931421	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930679	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931038	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930989	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930572	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931658	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the X AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 9.388%. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930947	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931175	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930763	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930854	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930480	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment, and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930867	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930935	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930767	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows:The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%.The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930743	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930995	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931223	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932010	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931277	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931236	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930718	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931801	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931185	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceed $XXXX. The following fees were included in the testing: Closing Package Assembly Fee $XXX, Document Signing Fee $XXX, Electronic Closing Fee $XXXX, Flood Certification $XXX Loan Origination $XXXX, Points $XXXX, Recording Service Fee $XXXX and Settlement Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931068	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931846	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930461	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931542	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931679	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931824	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930839	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-FL] with an incident period of XX/XX/XXXX - XX/XX/XXXX and on XX/XX/XXXX for XXXX Hurricane XXXX (DR4828-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which are after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930570	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930892	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. Fees included in testing: Origination fee and Points; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931227	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931075	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931783	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930666	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931027	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931737	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930693	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date of XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930952	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931561	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931885	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931660	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932003	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931452	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930524	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931733	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931122	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931095	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930864	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931337	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930567	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z). 12 CFR 1026.19(e)(4)(ii).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Origination Fee (XX/XX/XXXX ). The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931069	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX , was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930623	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX , was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Discount Points on the revised LE issued XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931012	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fee was not accepted: loan discount point. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (1XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931453	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930641	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960231	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) Debts - Not Verified- The credit report reflects (2) student loan accounts payable to XXXX, XXXX4 with a balance of $XXXX &XXXX with a balance of $XXXX. The last reported date and date of last activity is XX/XX/XXXX . Monthly payment was included in DTI; however, account needs updated to determine satisfactory payment history and current balance/payment. Additional conditions may apply. Response 1 (XX/XX/XXXX XXXXPM) Documents provided to validate the debts and update DTI. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931409	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930514	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930574	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931037	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Title - Signing Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930593	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR XXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931412	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931171	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930990	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930505	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930781	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930681	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931611	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930603	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931058	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) Income - Pay Stubs Missing- The loan file is missing the co-borrower's current paystub(s) with XXXX. Response 1 (XX/XX/XXXX XXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931993	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Other-

There are additional employment/income findings. The loan file contained a worknumber.com employment and income verification which verified the borrower's previous employment from XX/XX/XXXX  to XX/XX/XXXX , XXXX and XXXX W-2 transcripts and an unsigned letter from the borrower stating his annual income with the current employer of $XXXX along with contact information for the HR administrator; however, the loan file did not contain any paystubs, written VOE, W-2's or other means of documenting or verifying the borrowers current employment and income.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VVOE Salaried/Missing-

A VVOE is missing from the loan file. The loan file is missing a VVOE for the borrower.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931193	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930751	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised CD issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931951	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931467	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931730	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931383	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930988	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931615	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931249	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931498	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Origination and Transfer Taxes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not quality for Safe Harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931072	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932002	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930561	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930562	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument is inconsistent with Title. The Security Instrument reflects the Borrower as sole interest based on a Quit Claim Deed datedXX/XX/XXXX ; however, vested interest changed to Borrower and Spouse as Joint Tenants on the Mortgage dated XX/XX/XXXX  and therefore invalidating the prior Quit Claim Deed. The loan file does not contain a transfer Deed to support the change in Vested Interest.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930618	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930717	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931820	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930632	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX and XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide a Post Disaster Property Inspection Report to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1931297	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930639	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX  This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931809	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930911	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930823	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930520	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931142	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931517	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931093	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930511	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930690	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930826	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931519	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931360	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930601	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931967	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931991	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition of the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930829	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee, LE XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1931789	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX  was mailed, and therefore not received by the Co-Borrower 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Loan Discount Point Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930873	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The heloc payoff for the previous subject second mortgage with XXXX is missing the authorization to close signatures required for verification of account closure. Provide the completed authorization to close from the borrowers or equivalent to verify account closure. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930515	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931151	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931475	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931388	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931478	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,'XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931052	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931790	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930710	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930921	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX , was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Discount Points on the revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931197	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931610	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931570	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930613	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930502	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931738	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931839	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930844	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930884	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930828	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930541	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931361	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX 'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931402	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Property Inspection Report provided and no damage. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931644	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931284	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931046	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930797	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931115	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930546	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931133	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Discount Points on the revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930800	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XX/XX/XXXX  was signed and dated at consummation, XX/XX/XXXX . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The e-receipt for the Initial CD issued on XX/XX/XXXX  received on the XX/XX/XXXX  was in the original loan file. The Final CD issued on XX/XX/XXXX  was wet signed by the borrower after consummation on XX/XX/XXXX . Evidence the borrower received the CD issued onXX/XX/XXXX  on or prior to consummation is required. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to clear the finding. A tracker was provided for a CD issued on XX/XX/XXXX , however there does not appear to be a CD in the file that was issued on XX/XX/XXXX . Please provide the CD issued on XX/XX/XXXX  as well as provide evidence of when the CD issued on XX/XX/XXXX was received. (Upheld)

Response 3 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. A copy of the CD issued on XX/XX/XXXX  has not been provided; please provide actual document for accurate testing. (Upheld)

Response 4 (XX/XX/XXXX XXXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930837	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Origination fee on the revised LE issued on XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (1XX/XX/XXXX XXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931218	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-FL] with an incident period of XX/XX/XXXX - XX/XX/XXXX , which is after the original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931788	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930735	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931811	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930695	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931863	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931526	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931553	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930662	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931862	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930838	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931944	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931305	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.300%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930949	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931603	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931114	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930832	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Loan Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  2:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930527	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date (XX/XX/XXXX ). The CD issued on XX/XX/XXXX  was signed and dated on XX/XX/XXXX . If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931936	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932024	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930732	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931797	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931641	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930987	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931295	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date of XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931670	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of 9.809%. The XX APR threshold is 9.766%. The loan is a compliant HPML. Prepayment requirements have been met

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931202	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931404	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931775	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931761	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931931	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931165	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931546	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931554	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931325	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Business Days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX . Response 1 (XX/XX/XXXX XXXAM) Co-Borrower VVOE update is required. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Explanation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930496	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4829-XX] with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930835	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX  XXXXPM)
The referenced documentation was not received. Please provide the Audit Log for review. (Upheld)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Discount Points on CD issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. A valid COC for the increase to the Points -Loan Discount Fee has been provided; however, it is not considered valid because the loan is failing the Revised LE timing test. A cost to cure in the amount of $XXXX remains. (Upheld)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931501	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date of XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931413	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised CD issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930545	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931926	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931441	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 9.394% and the calculated APR 9.353%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the MD COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR 9.394% and the calculated APR 9.353%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of 9.353%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is 09/23/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931353	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930962	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931825	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931688	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931505	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931531	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931363	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931996	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960225	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Inaccurate- The security instrument was not completed accurately. The PUD known as on the PUD Rider is inconsistent with titles legal description. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931281	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930458	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930984	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930813	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX , which is after the original AVM date XX/XX/XXXX . FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX , which is after the original AVM date XX/XX/XXXX . Please provide a Post Disaster Property Inspection Report to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931584	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931884	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931963	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930803	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii).

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931495	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931066	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930957	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930891	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931948	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930859	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931445	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931909	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX , was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Discount Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Discount Points - $XXXX and Origination - $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931939	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931380	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930504	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930980	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930862	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931631	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931538	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931784	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%.The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Point Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not for the borrower/loan. Please provide referenced COC for review. A cost to cure in the amount of $XXXX remains. (Upheld)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931099	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930978	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931724	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX nonprime home loan test. Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a nonprime home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931781	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931529	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931049	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930503	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 10.408%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of 1XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931662	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.595%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931022	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931403	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX -XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930928	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931044	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing, which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930848	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931124	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931034	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930855	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931366	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931237	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931469	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930719	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931130	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931078	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Origination $XXXX and Loan Discount Points $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931503	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931685	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932018	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931003	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931535	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) FEMA- Two FEMA Declarations declaredXX/XX/XXXX and XX/XX/XXXX for XXXX Hurricane XXXX and XXXX Hurricane XXXX [DR-4828-XX and DR-4834-XX with an incident period of XX/XX/XXXX - XX/XX/XXXX and 1XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.? Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930478	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931524	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931041	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information, please see the XXXX Higher-Priced Mortgage Loan Article section of the full Compliance Analyzer report. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931319	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930576	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931537	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931981	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931881	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931773	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930617	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX , was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Appraisal Fee on the revised LE issued XX/XX/XXXX . In addition, the loan file contained an Appraisal Invoice dated XX/XX/XXXX  which reflects the fee was known prior to application on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930665	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930985	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931771	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931256	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931371	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii).

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1931326	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931394	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931362	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931294	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 10.125% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931138	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931669	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960414	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOE/Missing-

Income from a secondary employment with XXXX was utilized in the qualifying income. The required 10 day VVOE from this employer was not provided.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Pay Stubs-

Income from a secondary employment with XXXX was utilized in the qualifying income. Paystubs were provided; however, did not reflected the employer name or the borrower's name. It should be noted that the W2's were provided; however, did not match the employer name as reflected on the final 1003. Income from this employer could not be validated.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931652	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931110	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931898	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of  XXXX%. The APR threshold to qualify for a safe harbor is 9.350%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931262	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931864	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931085	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930640	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930893	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931899	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931174	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931270	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931160	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX 'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1932036	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931374	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931677	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931201	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931470	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932015	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930847	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931303	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931143	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931153	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $180,788.93. The following fees were included in testing: Loan Origination Fee $XXXX and Points $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3).

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The non borrower name, completed by the notary, on page 8 of 8 does not match the title vesting or the name affidavit.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931946	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code ofXXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931975	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931087	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930764	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931976	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931918	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) HELOC - Closure Letter- Loan file is missing the required borrower's executed HELOC closure request for XXXX acct XXXX paid off at closing. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931803	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption- The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931431	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930831	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931578	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931657	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold (12 CFR 1026.43(e)(3)) The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930915	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931433	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930877	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932001	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931972	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932025	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930905	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931959	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931154	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930940	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931183	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931234	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931222	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Origination fee and Transfer Taxes on the revised LE issued on XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930942	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period ofXX/XX/XXXX -XX/XX/XXXX which is after the original appraisal date of XX/XX/XXXX . Please provide property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930612	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931136	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930596	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931100	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931351	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised CD issued XX/XX/XXXX -2. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931633	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declaredXX/XX/XXXX for XXXX Tropical Store XXXX DR-4827-XX) with an incident date of XX/XX/XXXX and continuing which is after original AVM date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930554	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931854	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR 9.969% and the calculated APR 9.696%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931255	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period ofXX/XX/XXXX through XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931785	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident date ofXX/XX/XXXX and continuing, which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931596	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931956	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to XXXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931507	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931634	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931678	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931719	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930842	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931225	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931283	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931178	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930560	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931694	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX nonprime home loan test. Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a nonprime home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931627	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931706	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931139	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931367	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930738	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930817	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930510	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931930	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930580	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931004	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,XX/XX/XXXX  If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931986	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931036	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931750	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930809	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were: The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXXand Points $XXXX. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931253	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930766	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930896	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930552	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930559	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed theXX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930536	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. his loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931938	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Debts - Not Verified- The file is missing documentation/verification that the Borrower's 30 day accounts with XXXX in the amounts of $XXXX and $XXXX, as reflected on the credit report, are paid. Response 1 (XX/XX/XXXX XXXXPM) Explanation and documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930977	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931571	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931266	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931692	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX  and continuing, XXXX Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4828-XX) with an incident date of XX/XX/XXXX  and continuing, and XXXX Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4806-XX) with an incident date of XX/XX/XXXX  through XX/XX/XXXX  which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property.

Response 1 (XX/XX/XXXX  XXXXPM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931794	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930950	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930549	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930999	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised CD issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (172.80 XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- The AVM was conducted XX/XX/XXXX . The property is located in XXXX County, which was affected by disasters (DR-4828-XX) from XX/XX/XXXX to XX/XX/XXXX and (DR-4834-XX) from XX/XX/XXXX to XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1931370	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930522	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931182	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931177	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931675	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930512	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Title - Document Signing Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930741	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930880	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931289	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931945	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931837	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930798	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930556	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) an incident date of XX/XX/XXXX and XX/XX/XXXX which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930633	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931440	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930998	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931708	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4824-FL] with an incident period ofXX/XX/XXXX - XX/XX/XXXX and XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which are after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931756	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931845	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXX. The following fees were included in the testing: Loan Origination Fee $XXX and Points - Loan Discount Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	1	1	1	2	1	N/A	N/A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A	B	A	A	A	N/A	N/A	B	A
XXXX	1930861	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930642	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931583	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930970	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931479	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931309	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931765	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.600%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931550	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code ofXXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931408	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930604	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931532	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930656	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Loan Origination Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 9.917% and the calculated APR 9.885%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is 10/01/2024. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930615	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931859	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930706	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930713	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930667	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930720	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APRXXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931424	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930481	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930938	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931369	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931906	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931088	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930607	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XXX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to XXXX, and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%; The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount for loans > $100,000. The following fees were included in the testing: points - Loan Discount fee $XXXX and Loan Origination Fee $XXXX. ; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932017	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Fee (Points). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931389	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) an incident date of XX/XX/XXXX and XX/XX/XXXX which is after original appraisal date ofXX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930974	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931468	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931411	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930727	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931740	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931548	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: loan discount points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931700	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931393	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1931970	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931032	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931208	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931339	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930790	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Origination. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931556	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931798	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931751	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX, Points - Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931635	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931082	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4844] with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931364	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) Debts - Not Verified- The application reflected a loan with Shoreman Bank in the amount of $$XXXX with a payment of $XXXXper month. The debt was not documented in the file. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930927	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931876	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXX. The QM Points and Fees Test include the following fees; Loan Origination $XXXX and Loan Discount Point Fees $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XXAB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931579	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931207	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931448	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931540	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930466	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931229	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930744	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931373	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931345	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declaredXX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld) Response 3 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931782	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931754	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930734	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930664	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: appraisal fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931892	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930756	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931291	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.820%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931450	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX , which is after the original appraisal date ofXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930959	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931019	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931158	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930555	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930909	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Incident period ending XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4834-XX) with an incident date range of XX/XX/XXXX  - XX/XX/XXXX  which is after original appraisal date XX/XX/XXXX . In addition, FEMA Incident period ending XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4828-XX with an incident date range of XX/XX/XXXX  - XX/XX/XXXX  which is after original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.

Response 3 (XX/XX/XXXX XXXXPM)
Upon further review by senior management the property inspection was completed and the reviewer noted no damage via the questions completed. Visual of the pictures provided do not reflect any damage. (Resolved)

Response 1 (XX/XX/XXXX  XXXXPM)
Hostile occupant did not allow the inspection to be completed. It should be noted, the 2 photos provided did not appear to reflect damage. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The same incomplete inspection was provided. (Upheld)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931157	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is10.030%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) Verification Documentation - VOE/Missing- The guidelines indicate a verbal or written Verification of Employment (VOE) form is required within ten (10) business days of the Note date. The VVOE in file for XXXX is dated XX/XX/XXXX , which is > 10 days of the XX/XX/XXXX Note Date. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931964	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period ofXX/XX/XXXX - XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931757	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931753	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931654	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931030	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931515	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931272	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931840	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930851	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931051	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930571	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930784	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930647	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930939	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931491	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4829-XX] with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931342	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931451	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931460	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931916	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.030%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: appraisal fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931285	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX .

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930776	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. Fees included in testing: Loan Origination and Points. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Appraisal - Missing required 1004 D- The appraisal was made subject to completion of repairs in three rooms. A final inspection was provided. However, photos provided indicate rooms are still under renovation. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1931712	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930887	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

Thee loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930897	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930700	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931128	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930740	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930918	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931667	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932005	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 10.683% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931292	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931070	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) . The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period ofXX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930750	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931463	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930557	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930786	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931311	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930726	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock used was XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930812	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931907	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931696	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Severe Storms, Tornadoes, and Flooding (DR-4657-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date of XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931493	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: loan discount point. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1932027	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930566	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960544	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931979	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). sing the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930802	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931860	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931134	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931793	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX  . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931886	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930724	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The Notary acknowledgment was dated inaccurately as XX/XX/XXXX .

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931180	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930945	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930475	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931024	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.000% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931934	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930528	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931645	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931663	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930963	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931269	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930975	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930944	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932008	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931974	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%.

								(Clear) Hazard Insurance - Missing/Insufficient- The guidelines indicate Homeowner’s insurance coverage is required on all loans at time of closing. The loan closed XX/XX/XXXX and the evidence of insurance provided indicates an expiration date of XX/XX/XXXX Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930872	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931573	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930986	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XXAB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930625	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931604	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. This loan is compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930630	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Tropical Storm XXXX (DR-4831-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date of XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1932006	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930465	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.250%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931551	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount. The following fees were included in the testing: Origination $XXXX and Loan Discount Points $XXXX. If discount points and fees are bona-fide and excludable, please provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931089	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of 10.211%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930636	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.633, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5% The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931768	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930506	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931248	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931828	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931597	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931599	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931816	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931506	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932007	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931576	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931131	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931290	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931323	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX/XX/XXXX %. The APR threshold to qualify for a safe harbor is 9.540%. Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing, which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931125	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931217	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931210	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX, Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX -XX/XX/XXXX which is after the original appraisal date of XX/XX/XXXX . Please provide property inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received.			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930868	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931624	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931340	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930663	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931562	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931140	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931347	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931622	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931300	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate set was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (1XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931836	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930805	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised CD issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931746	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)).A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is 08/29/2024. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX and XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) an incident date ofXX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931937	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.820%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930490	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931739	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930799	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931054	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930702	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931760	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931056	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Disaster DR-4829-XX had an incident period of XX/XX/XXXX - XX/XX/XXXX , which was after the appraisal date of XX/XX/XXXX . The FEMA search also reflected the subject property county, XXXX, was designated for Individual Assistance. An updated property inspection for the subject property is required to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930508	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931984	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930917	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930683	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931029	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931896	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931162	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931096	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931276	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930689	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930910	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931150	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931455	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931304	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXXFinancial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931434	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930608	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931059	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931552	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930789	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930913	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931851	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931855	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931873	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931882	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930573	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931877	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931632	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931456	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) Appraisal - Other- There are additional appraisal findings. The appraisal reflects the property to be located in an Urban location; however, the subject consists of a XXX acre lot size, the distance of the comparable sales used are XXXXmiles, XXXX miles, XXXX miles, XXXX miles and XXXX miles and the photos reflect that the property would not appear to be urban. Response 1 (XX/XX/XXXX XXXXAM) Explanation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931834	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931612	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931508	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932022	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930777	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931613	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930492	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930544	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931564	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931707	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931848	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX - XX/XX/XXXX which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930780	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection Report to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931545	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930599	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930731	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931800	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930550	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930526	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930638	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Flood Insurance - Payee- The subject property is located within Flood Zone AE, therefore flood insurance is require. The evidence of Flood insurance provided has an expiration date of XX/XX/XXXX and was not active as of the XX/XX/XXXX Note Date. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931352	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931477	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931172	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930981	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930686	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930575	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is 09/12/2024. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930631	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931650	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931817	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931969	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Discount Points and Origination Fee on Revised LE issued XX/XX/XXXX  . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX to XX/XX/XXXX , which is after the original appraisal dateXX/XX/XXXX . The loan file contains an attestation from the borrower stating there was no damage; however, a Property Inspection Report is still required. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1931823	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931286	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930534	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931398	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931487	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930933	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931720	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930590	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930721	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931247	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period ofXX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931119	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931436	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931031	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the CT nonprime home loan test. Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a nonprime home loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930728	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX  . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931968	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931868	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan isa compliant HPML Prepayment, and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931251	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931743	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931432	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931758	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931933	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931009	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX , which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931774	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Disclosure - XXXX Right to Select an Attorney/Signature-

The XXXX Notice of Right to Select Attorney is not signed by the Borrower. Must be provided to indicate that a consumer had a choice of attorney in cases where attorneys' fees are intended to be excluded from the points and fees calculation. Signature required to evidence delivery to consumer. If no signature, any attorneys' fees will be included in the points and fees calculation. XXXX Fair Lending Act O.C.G.A. ' 7-6a-2(12)(G)(ii)

Response 1 (XX/XX/XXXX  XXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930539	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.220%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931464	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX and XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931181	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931301	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931982	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931235	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931261	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931618	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930509	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931695	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR 1XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960092	XXXX	XX/XX/XXXX	XXXX	QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) Income - Social Security/Pension- Per Lender's guides, the borrower is required to provide documentation evidencing current receipt of SSI or Pension income, for example Social Security Award or Pension letter or bank statements. The loan file obtains the borrower's XXXX and XXXX SSA 1099s; however, the loan file does not obtain evidence the benefits are currently received as required. Response 1 (XX/XX/XXXX XXXXAM) Explanation received is sufficient. (Void)			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931446	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Application $XXXX and Loan Discount Points $XXXX.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931521	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931623	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931872	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- The AVM was conducted on XX/XX/XXXX . The property is located in XXXX County, which was affected by Disaster (DR-4830-XX) from XX/XX/XXXX to XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930498	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX , and consumer was not provided the disclosure within 3 days of the change, the increase to the following fees was not accepted as valid: Points added on revised LE XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931924	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Loan Origination Fee $XXXX and Transfer Taxes $XXXX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (1XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931271	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points - Loan Discount Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931555	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930994	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930486	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931447	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931268	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930791	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931188	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930653	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931200	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points - Loan Discount Fee, CD XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931630	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931805	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931092	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930709	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.820% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930816	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930684	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931378	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.820%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931349	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX and continuing, which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931814	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930537	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931257	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930585	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931908	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930924	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930739	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930876	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931594	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930833	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date used was 09/21/2024. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931015	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z). 12 CFR 1026.19(e)(4)(ii).

Response 1 (1XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: points (XX/XX/XXXX ). The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960230	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Disclosure - XXXX Borrower Reasonable Tangible Net Benefit Disclosure/Missing- The XXXX Borrower Reasonable Tangible Net Benefit Disclosure is missing from the file. The loan is a refinance; the XXXX Borrower Reasonable Tangible Net Benefit Disclosure should have been provided. XXXX Home Loan Protection ActN.M. Stat. Ann. ' 58-21A-4(b) Response 1 (XX/XX/XXXX XXXXAM) Finding voided. (Void)	(Clear) HELOC - Closure Letter- the subject transaction is paying off an existing HELOC. The loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931189	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.300%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information, please see the XXXX Higher-Priced Mortgage Loan Article section of the full Compliance Analyzer report. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931220	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930901	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931560	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared for XXXX Hurricane XXXX (DR-4834-XX) with incident period of XX/XX/XXXX -XX/XX/XXXX and XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX -XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930530	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931086	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XXAB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of 10.384%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is 08/29/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930657	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930637	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931400	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is 0XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931435	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930736	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931850	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930587	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APRXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931338	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931636	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear)FEMA- The AVM was completed on XX/XX/XXXX . The subject is located in XXXX County, which was affected by disaster (DR-4830-XX) from XX/XX/XXXX to XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved) (Clear) Credit Report - Adverse Credit- The credit report reflects a Foreclosure with XXXX in XXXX, which is less than the aging requirement of 7 years. Response 1 (XX/XX/XXXX XXXXPM) Explanation received is sufficient. It should be noted that guidelines should be updated to clarify the distinction. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931481	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931769	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Verification Documentation - VVOE Salaried/Missing- Guidelines require a verbal or written Verification of Employment form within ten (10) business days of the Note date. The loan file is missing a VVOE or VOE for the borrower. Response 1 (XX/XX/XXXX XXXXPM) Document provided as required. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1932035	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932033	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931457	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930787	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931923	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the < enter test failed Revised LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Loan Discount Fee (Points) . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930652	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931152	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931184	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931329	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930808	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX nonprime home loan test. Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a nonprime home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $100,000). The following fees were included in the testing: Loan Origination $XXXX and Discount Points $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932037	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations. (Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period ofXX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date ofXX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931844	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931929	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930849	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931514	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930468	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931489	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931829	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931097	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931745	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931950	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930748	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931314	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931496	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931230	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930976	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931723	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930484	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931242	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931169	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930605	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points - Loan Discount Fee and Loan Origination Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930525	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930650	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931965	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930811	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931796	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930482	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931343	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931381	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931482	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931802	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930783	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930972	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930621	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930583	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXAM)
The documents provided are not for the borrower/loan. Please provide receipt of Loan Estimate for review. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930488	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931002	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931815	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931911	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932009	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930943	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930586	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930742	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931392	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931887	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931123	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931894	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Incident period ending XX/XX/XXXX for XXXX Hurricane Helen (DR-4830-XX) with an incident range date ofXX/XX/XXXX -XX/XX/XXXX which is after original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931146	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931947	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931777	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930529	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930568	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931557	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931509	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931288	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931397	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931458	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date rate set was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930460	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930993	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period ofXX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931141	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX and Continuing which is after the original appraisal (AVM) date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930548	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931334	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Liabilities - Excluded Debts-

There was no explanation or support for the omission of one or more debts from the initial application. The final Closing Disclosure issued XX/XX/XXXX  reflected debts paid off; however, did not include XXXX or SXXXX as required by the approval. The file did not contain documentation to support the omission of these debts. The DTI including these debts increases to XXXX% which exceeds max allowed of 45%.

Response 1 (XX/XX/XXXX XXXXAM)
Referenced report is only an update for changes to 2 trade lines. The finding stands. (Upheld)

Response 2 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930491	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA Search completed reflecting a declared disasterafter appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXXHurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX . XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period ofXX/XX/XXXX - XX/XX/XXXX . Both of which are after the original appraisal date ofXX/XX/XXXX . Pleaseprovide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931762	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931770	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930869	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931071	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930821	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931687	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931026	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931415	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931159	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931168	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931344	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931536	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931476	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930634	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX , Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931664	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931372	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931527	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930692	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931821	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930824	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930890	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931449	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931148	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points - Loan Discount Fee, LE XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1932011	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXXX Rate Spread Home Loan Article section of the full Compliance Analyzer report. The loan is a compliant HPML. Prepayment, and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period ofXX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930729	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931187	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931917	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931017	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Incident period ending XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date range of XX/XX/XXXX - XX/XX/XXXX which is after original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930707	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931779	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930769	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931195	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930754	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.646%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930626	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.650%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931985	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931543	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931483	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931149	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXX HOEPA higher-priced mortgage loan test. Using the greater of the disclosed APR XXXX% and the calculated APR 10.056%, the loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931422	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930875	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- The AVM was conducted XX/XX/XXXX . The property was located in XXXX County, which was affected by disaster (DR-4834-XX) from XX/XX/XXXX to XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930643	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930982	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960407	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) DTI - Exceeds Guidelines-

The DTI exceeds Originator Guidelines. Per guidelines the maximum DTI is 45%, the subject loan closed with a DTI of XXXX%. The origination underwriter excluded an installment auto loan from XXXX with a monthly payment of $XXX and balance of $XXXX. It should be noted, the borrower did trade in a vehicle and purchase a new one, however amount of payoff listed on the trade in documents reflects a trade payoff amount of $XXXX. The loan file does not contain documentation to verify which, if any of the Auto Loans withXXXXwere paid off with the trade in.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931233	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.080%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXX%. The XXAPR threshold is 10.179%. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931040	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930602	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931459	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931629	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4829-XX] with an incident period ofXX/XX/XXXX to XX/XX/XXXX which is after appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931239	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Disaster DR-4834-EE had an incident period of XX/XX/XXXX - XX/XX/XXXX , which was after the appraisal date of XX/XX/XXXX . The XXXX search also reflected the subject property county, XXXX, was designated for Individual Assistance. An updated property inspection for the subject property is required to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931716	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930775	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931265	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The QM Points and Fees Test included the following fees: Loan Origination Fee $XXXX and Loan Discount Point Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931438	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4829-XX with an incident period ofXX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931988	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX/XX/XXXX %. The APR threshold to qualify for a safe harbor is 9.260%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930888	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931586	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXXand the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931395	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930936	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Notary section is missing the day and year the borrower appeared before the Notary. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930778	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931709	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930584	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931940	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931832	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931191	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930594	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only,

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate lock date was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930516	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930687	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930453	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 10/14/2024. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931588	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- The appraisal was completed on XX/XX/XXXX . The subject property is in XXXX County, which was affected by Disaster (DR-4834-XX) with an incident period of XX/XX/XXXX to XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931065	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX and Continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931205	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-FL] with an incident period of XX/XX/XXXX – XX/XX/XXXX which is on the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931462	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931717	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931935	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930983	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXAB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930705	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930761	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930770	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931010	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931244	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931642	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. Fees included in testing: Origination and Points.

								(Clear) Program Parameters - Loan Amount- Per the appraisal, subject property is located in a rural area. The guidelines indicate the maximum loan amount for properties located in a rural area is $XXXX. Subject loan amount is $XXXX. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931732	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XXAB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX1%. The APR threshold to qualify for a safe harbor is 8.830%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930646	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931841	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931118	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930836	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy- The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930564	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) an incident date of XX/XX/XXXX and XX/XX/XXXX which is after original appraisal date ofXX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931259	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.390%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931647	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930946	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX – XX/XX/XXXX which is on the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX – XX/XX/XXXX which is on the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1930473	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Loan Discount Points on the revised LE issued on XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931443	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930926	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931640	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930675	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised CD issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1931322	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930619	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930964	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931927	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932028	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930794	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931306	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931045	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931705	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated,XX/XX/XXXX , was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1930934	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930863	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931568	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930535	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930874	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931427	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.350%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931327	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931853	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The fees included in testing: Loan Origination $XXXX and Discount Points $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908961	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908612	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. ( NC GS §24-1.1F(a)(7) ) The loan is a rate spread home loan, as defined in the legislation. The loan is a subordinate lien and the APR of XXXX% exceeds the Average Prime Offer Rate (6.110%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- The subject property is located in XXXX County. The AVM was conducted on XX/XX/XXXX . XXXX Search completed reflecting a declared disaster in XXXX County fromXX/XX/XXXX to present. A PDI is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908574	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%; The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909366	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909722	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908609	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909675	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the X AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909618	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909598	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908924	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908472	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908458	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909177	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set is XX/XX/XXXX .

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX  and continuing which is after the original appraisal date XX/XX/XXXX . XXXX Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX  and continuing which is after the original appraisal dateXX/XX/XXXX . XXXX Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4806-XX) with an incident period of XX/XX/XXXX  -XX/XX/XXXX  which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909237	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909663	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908471	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908737	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908570	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXX and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909565	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

(Clear) State Testing-

This loan failed the XX nonprime loan test. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. This loan is a compliant HPML. Prepayment requirements have been met. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909338	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the addition of the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908859	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908672	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909050	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909736	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Disaster Declaration declared on XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX), with an incident period of XX/XX/XXXX and continuing which was after the AVM date of XX/XX/XXXX . Please provide a property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909735	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908826	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908518	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908687	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908548	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908503	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909332	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and declaredXX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX), with an incident period of XX/XX/XXXX both incidents are continuing as of XX/XX/XXXX the audit review date, which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909147	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908944	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909606	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909037	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APRXXXX and the calculated APRXXXX, the loan is a higher-priced mortgage loan, as defined in theCode of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909604	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909706	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX  )

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909064	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909108	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931701	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX through XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909729	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) Credit Report - Other- The co-borrower's credit report reflects only one credit score, however, guidelines require a minimum of at least two credit scores to determine eligibility. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909387	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909379	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APRXXXX% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909278	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908906	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909515	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908712	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APRXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909074	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908996	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908599	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XXAB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909415	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909716	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Points on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC provided on XX/XX/XXXX  does not provide a valid reason for the increase of the Points - Loan Discount fee without more details. The COC states the fee increased due to rate lock but does not say what changed with the rate lock. Provide information as to why the loan was re-locked and what caused the change to pricing to determine if it is a valid reason. A cost to cure in the amount of $XXXX remains.

Response 2 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909653	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909115	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908921	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909133	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR(XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908521	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909215	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908561	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The Date Rate Set was:XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909309	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909053	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD/Lender Credits that Cannot Decrease (No Valid COC)-

The loan failed the Lender Credits that Cannot Decrease Test. The lender credit decreased on the CD issued on 08/23/2024 without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Disaster Declaration declared on XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX, with an incident period of XX/XX/XXXX and continuing which was after the appraisal date of XX/XX/XXXX , and an appraisal update date XX/XX/XXXX . Please provide a property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1908467	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 1XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) Program Parameters - CLTV- Per the guidelines, the maximum CLTV allowed with a credit score of XXXis 75%. The lender used a balance of $XXXX for the first mortgage to calculate a CLTV of XXXX%. However, file documentation indicates the most recent payment was posted XX/XX/XXXX with a current balance of $XXXX resulting in a CLTV of XXXX%. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909677	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908483	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909745	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909230	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909416	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908902	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908837	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909078	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909102	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908519	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909830	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.450%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908587	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931064	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- The AVM was completed on XX/XX/XXXX . The subject was in XXXX County, which was affected by disaster (DR-4817-XX) from XX/XX/XXXX to XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909601	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909307	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909136	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909359	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908888	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909726	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) Income - W2(s) Missing- Per the guidelines, a two-year history of the receipt of stable income is required for a wage earner. The file contains a XXXX W-2 for the co-borrower, however, is missing a copy ofXXXX W-2. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908965	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909518	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908776	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- The subject is located in XXXX County. The AVM was datedXX/XX/XXXX . XXXX County was affected by Disaster (DR-4834-XX) on XX/XX/XXXX ongoing and declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909670	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909549	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909507	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909162	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . In addition, FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX –XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909707	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908631	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909526	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908656	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909751	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX (DR-4827-XX) with an incident period of XX/XX/XXXX and continuing, which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909114	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908752	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908620	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed to the Co-Borrower, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909022	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908728	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909749	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909768	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declaredXX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX and continuing which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909486	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909554	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909263	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909686	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909315	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909785	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the CT nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (10.001%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908702	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) )The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908660	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909189	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931063	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) FEMA- The subject is located in XXXX County. The AVM was dated XX/XX/XXXX . XXXX County was affected by Disaster (DR-4834-XX) on XX/XX/XXXX ongoing and declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909355	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909091	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908732	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumers 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumers' E-consent is required. (12 CFR §1026.19(f)(1)(ii))

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908836	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909081	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-3830-XX) with an incident period of XX/XX/XXXX and continuing through the audit review date of XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909717	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908774	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908793	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908785	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR 10.676%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930531	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX  If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1909641	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909071	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.190%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908821	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909207	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909178	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909172	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.010%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909437	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909434	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909664	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909540	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908700	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908685	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908681	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909146	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909665	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX  The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908960	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909027	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908691	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909804	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX 4. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908802	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing as of the audit review date of XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909747	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX and continuing which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909271	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and an incident period continuing as of XX/XX/XXXX the audit review date, which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909475	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908851	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing as of the audit review date of XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909264	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Non-Borrowing Spouse/Missing-

The Security Instrument was not executed by the non-borrowing spouse.

Response 1 (XX/XX/XXXX  XXXXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) ROR - Non-Borrower/Missing-

The file contains no evidence that the Right to Cancel was provided to the non-borrowing spouse.

Response 1 (XX/XX/XXXX  XXXXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - CD - Non-Borrower with Right to Rescind-

There is no evidence of an initial and/or revised CD provided to the non-borrowing spouse. Per regulation, CD(s) must be provided to all who have the right to rescind. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(1)(i), 12 CFR 1026.2(a)(11)

Response 1 (XX/XX/XXXX  XXXXPM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908689	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909287	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909033	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909444	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908827	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908513	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909560	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909474	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909471	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909623	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909423	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909436	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909428	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909832	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909695	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX and continuing as of the audit review date of XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909409	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%; The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX and the calculated APR (XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908842	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908783	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- The subject property is located in Palm Beach County and the appraisal date was XX/XX/XXXX . The county was in the path of Disaster (DR-4834-XX) on XX/XX/XXXX and declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909354	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908871	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909460	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909523	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909249	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX  and continuing, FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX  and continuing, and FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4806-XX) with an incident period of XX/XX/XXXX  - XX/XX/XXXX . All incident periods are after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909060	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - CD - Non-Borrower with Right to Rescind-

There is no evidence of an initial and/or revised CD provided to the Non-Borrower at least 3 days prior to consummation. Per the eSign Process Summary the initial CD issued XX/XX/XXXX  was only provided to the Borrower and the revised CD issued XX/XX/XXXX was sent to the Non-Borrower via the Borrower's email; however, there is no evidence of e-consent or review of the CD by the Non-Borrower prior to consummation on XX/XX/XXXX . Per regulation, CD(s) must be provided to all who have the right to rescind and all must receive a CD at least 3 days prior to consummation. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(1)(i), 12 CFR 1026.2(a)(11).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909358	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909704	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909497	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908925	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX disaster XXXX Tropical Storm XXXX (DR-4832-XX) has an incident date of XX/XX/XXXX which is after the appraisal date of XX/XX/XXXX . Provide property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909371	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (10.081%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908536	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909198	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908743	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909288	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.030%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The loan is a compliant HPML. Prepayment have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908790	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931941	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX  – XX/XX/XXXX  which is after the AVM date XX/XX/XXXX . In addition, FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX  – XX/XX/XXXX  which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - W2(s) Missing-

Guidelines require two-year history of receipt of stable income. The file contains paystubs through XX/XX/XXXX  and XXXX W2 for the co-borrower. The file is missing the XXXXW2 or a WVOE to encompass 2 year's prior income which was conditioned for per the underwriting conditions sheet.

Response 1 (XX/XX/XXXX  XXXXPM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908568	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXX%. The XX APR threshold is 10.399%. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908495	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909727	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX8%. The APR threshold to qualify for a safe harbor is9.610%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908706	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909327	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909106	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909144	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909496	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908745	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed theXX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909763	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908876	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set isXX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908677	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909152	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908478	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909825	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.910%.The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX  and continuing which is after the AVM date XX/XX/XXXX . In addition, XXXX Declaration declared XX/XX/XXXX  for XXXX Tropical Storm XXXX [DR-4821-XX] with an incident period of XX/XX/XXXX to XX/XX/XXXX  which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

The borrowers acquired the subject 6 months ago and previously rented. A VOR is required and is missing from the file to establish a 12 month housing payment history.

Response 1 (XX/XX/XXXX  XXXXPM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909232	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909600	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909551	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908496	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909024	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908858	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.754%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908630	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908830	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909702	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is < enter date XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 2 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908514	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908505	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909153	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908650	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909080	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909187	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909482	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909129	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908920	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continuing and FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX with an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908854	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) XXXX- XXXX Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908917	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909135	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931472	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing as of the audit review date of XX/XX/XXXX , which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909143	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was: 07/25/2024. This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.660%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909521	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908771	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX), with an incident period of XX/XX/XXXX both incidents are continuing as of XX/XX/XXXX the audit review date, which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908716	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908769	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908565	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Hurricane XXXX (DR-4830-XX) with an incident period of XX/XX/XXXX and continuing, affected the subject County, XXXX. The above referenced disaster was after the appraisal date of XX/XX/XXXX and a property re-inspection is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909483	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909181	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908477	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909094	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909100	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR 9.751%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908532	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908626	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy- The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX .	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909021	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Disaster Declaration declared on XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX), with an incident period of XX/XX/XXXX and continuing which was after the appraisal date of XX/XX/XXXX . Please provide a property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909555	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908773	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909649	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909567	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909361	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909388	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909340	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 10.978%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) Liabilities - Missing Debts/ DTI Exceeds Tolerance-

The DTI did not reflect all of the borrower's debts resulting in a DTI that exceeds allowable tolerances. The origination underwriter calculated the revolving debt forXXXX #XXX to have a balance of $XXXX with a monthly payment of $XXXX; however, the credit report reflected a balance of $XXXX and a monthly payment of $XXXX. Further, the origination underwriter calculated the revolving debt for XXXX Card #XXXX to have a balance of $XXXX with a monthly payment of $XXX; however, the credit report reflected a balance of $XXXX and a monthly payment of $XXX. The loan file did not contain any documented justification for this variance. Without the documented evidence for the qualifying balance and payment, the DTI would exceed the maximum allowed DTI of 45%. A review of these documents may change the review.

Buyer Comment 1 (XX/XX/XXXX  XXXXPM)
Please review final CD again. Borrower paid off debts at closing. XXXX and XXXX appear to be part of the payoffs listed on the closing statement.

Response 1 (XX/XX/XXXX  XXXXPM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909513	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909777	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908676	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909813	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR XXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909781	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908794	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909212	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908515	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt is required.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908711	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909561	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%;The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908708	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908883	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

Federal - HPML APR/Compliant. This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan exceeded the average prime offer rate APR threshold. ( XX SB 949, §3(a)(7)(F)(ii) )The loan is a subordinate lien and the greater of the disclosed APR XXXX% and the calculated APRXXXX%, exceeds the Average Prime Offer Rate (6.110%) by 3.5% or more. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX, Flooding, Landslides, and Mudslides [DR-4520-XX] with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908939	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909275	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909476	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908812	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908978	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909685	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908820	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909329	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Testing- The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Discount Points Fee $XXXX, Recording Service $XXXX, Settlement Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909032	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Signing fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to clear the finding. Per 1026.19(f)(1)(i), the actual terms of the transaction, with the best information reasonably available, must be disclosed to the borrower at or prior to closing. The ALTA disclosed onXX/XX/XXXX  that there was an addition of the Notary fee and the lender did not properly disclose in time for closing to take place. The fee was not disclosed to the borrower until the PCCD issued on XX/XX/XXXX . (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909258	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.910%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX disaster (DR-4828-XX) with an incident date of XX/XX/XXXX is after the appraisal date of XX/XX/XXXX . Provide a property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909559	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909466	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908998	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909760	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908795	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909003	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Testing- The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Loan Discount Points $XXXX, Recording Service Fee $XXXX, Settlement Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908779	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909790	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908741	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908956	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909802	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909539	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908600	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908952	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909127	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirementsof 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908653	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed theXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909462	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909200	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909732	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption.The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909550	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909130	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909831	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908922	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909076	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the NC rate spread home loan test. ( NC GS§24-1.1F(a)(7) ) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX .The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908673	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909184	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909464	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points - Loan Discount Fee and Loan Origination Fee . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The COC was not accepted because there was a timing violation on the LE. Timing violation needs to be cleared before the COC would be acceptable. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated 09/09/2024 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909386	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909211	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX and continuing which is after AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909343	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909121	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908739	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908875	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909299	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908581	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908729	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909325	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908873	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed theXX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908999	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909454	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4817-XX) an incident date of XX/XX/XXXX through XX/XX/XXXX , which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908905	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909570	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- The appraisal was completed on XX/XX/XXXX . The subject was located in XXXX County, which was affected by disaster (DR-4817-XX) from XX/XX/XXXX to XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908647	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909644	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908738	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908723	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908479	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) Debts - Not Verified- The loan file is missing a copy of a divorce decree or child support order verifying the Borrowers child support obligation. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909016	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908829	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909119	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909222	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909772	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909281	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.970%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908970	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909183	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908804	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908569	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)- The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909589	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declaredXX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX and continuing as of the audit review date of XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing, which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908657	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908662	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909253	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908526	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909566	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908974	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - Continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909459	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Points on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909529	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908857	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . Although a COC was provided in the loan file unable to determine what changed to support a pricing exception. If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The e-receipt has been provided for the LE issued on 08/12/2024. A valid COC for the increase to the Points - Loan Discount Fee has not been provided without more details. The COC says the fee increased due to a pricing exception but does not say what the pricing exception was granted for to determine if it is valid. Please provide details of the pricing exception. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXXXXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909175	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909791	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909141	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908573	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the legislation. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909159	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the CT nonprime loan test. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. This loan is a compliant/noncompliant HPML. Prepayment requirements have been met. The date used for rate set isXX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX .

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX, Flooding, Landslides, and Mudslides [DR-4820-XX] with an incident period of XXXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909597	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908675	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908639	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908490	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909028	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909700	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909429	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was:XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909762	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909461	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909581	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908522	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909186	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909229	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909350	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.260. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908979	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX+H3085%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX XXXX Hurricane XXXX (DR-4830-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909535	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909018	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909542	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Points on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX  states the reason for the Points - Loan Discount fee increase is for a Loan Program Change and is not considered a valid reason without more details. A detailed reason/COC stating what Program Changes caused the increase to the fee is required to determine if the COC is valid. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909426	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised CD issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The e-receipt has been provided for the CD issued onXX/XX/XXXX . A valid COC for the increase to the Points - Loan Discount Fee has not been provided without more details. The COC says the fee increased due to a pricing exception but does not say what the pricing exception was granted for to determine if it is valid. Please provide details of the pricing exception. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908634	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908782	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Return Documentation Incomplete- The XXXX 1120-S business tax return is missing from the file. Response 1 (XX/XX/XXXX XXXXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909640	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909787	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909419	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908825	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909314	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points increased on revised CD XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved) Response 2 (XX/XX/XXXX XXXXAM) Upon further review, the property in the inspection is XXXX, which is not the subject property located at XXXX. (Upheld) Response 3 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1909536	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) The inspection photographs are missing. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909049	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909397	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908903	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%The date used for rate set isXX/XX/XXXX  .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX nonprime loan test. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. This loan is a compliant HPML. Prepayment requirements have been met. The date used for rate set is XX/XX/XXXX .

								(Clear) XXXX- XXXX Declaration declared XX/XX/XXXX for XXXX, Flooding, Landslides, and Mudslides (DR-4820-XX) with an incident date ofXX/XX/XXXX through XX/XX/XXXX which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908684	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909286	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908886	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loanexceeds the Safe Harbor threshold as follows: This loan does not qualify for asafe harbor level of compliance with the qualified mortgage rule. (12 CFR§1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loanhas an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.860%The date used for rate set is XX/XX/XXXX  .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909342	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909620	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908720	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909302	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Testing- The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX Signing Fee $XXX, Loan Discount Points $XXXX, Recording Service $XXX, Settlement Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908556	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908558	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908614	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared on XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide a Post Disaster Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909209	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909103	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908492	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 10.042%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908959	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX which is after original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909767	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908608	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908709	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909433	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continue which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931748	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909703	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

Federal - HPML APR/Compliant. This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.282%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908930	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908563	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was:XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908808	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909455	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909150	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 11.036% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 10.944%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909607	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909739	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909432	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908694	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909228	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908861	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 08/19/2024. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909778	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908916	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908945	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908923	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909682	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear)FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909063	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909347	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909516	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909605	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908658	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909509	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908584	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909057	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. The loan is compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908863	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Discount Points, Origination, and Transfer Taxes on the revised LE issued XX/XX/XXXX . The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909635	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908566	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908578	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX disaster (DR-4828-XX) with an incident date of XX/XX/XXXX is after the appraisal date ofXX/XX/XXXX . Provide a property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908904	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Appraisal Fee (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX  states the Rate was Locked. The Appraisal is not a rate dependent fee. A detailed reason/COC stating why the Appraisal fee was added on the LE issued onXX/XX/XXXX  is required. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908787	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Debts - Not Verified- The application lists significant debts that were not verified on the credit report and not independently verified. Updated tax bills for REO at XXXX and XXXX have not been provided to confirm the PITIA for these properties. Tax bills from XXX and XXX have been provided which are not the most current payment. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909473	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908636	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930629	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4817-XX) an incident date of XX/XX/XXXX throughXX/XX/XXXX , which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909015	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909602	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909694	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909201	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $391.38 is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909718	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909614	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Title - Signing Fee on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908535	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909490	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909633	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 10.632%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909066	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908583	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909592	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909025	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908897	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909485	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909225	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909627	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909709	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909107	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908846	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909571	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909544	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909528	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908719	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909582	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date ofXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909030	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908927	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. T his loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909748	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS§24-1.1F(a)(7) ) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908488	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908772	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX nonprime loan test. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. This loan is a compliant HPML. Prepayment requirements have been met. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.010%.The date used for rate set isXX/XX/XXXX .

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX, Flooding, Landslides, and Mudslides (DR-4820-XX) with an incident date of XX/XX/XXXX throughXX/XX/XXXX which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909615	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909077	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the addition of the following fee was not accepted: Appraisal fee on the revised LE issued on XX/XX/XXXX  and Discount Points on the revised CD issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909822	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909527	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909040	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX  .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909505	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX to XX/XX/XXXX , and XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX to XX/XX/XXXX affected the subject County, XXXX. The above referenced disasters were after the appraisal date of XX/XX/XXXX and a property re-inspection is required. Response 1 (XX/XX/XXXX XXXPM) Document does not address finding. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908872	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909776	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908564	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909099	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909067	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909086	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909336	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908484	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- The subject is located in XXXX County. The AVM was dated XX/XX/XXXX . XXXX County was affected by Disaster (DR-4834-XX) on XX/XX/XXXX ongoing and declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908552	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909035	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met. (Clear) State Testing- This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909636	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the OK HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909828	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909586	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908579	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908931	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX and continuing which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908966	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909125	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908520	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909160	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909811	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908649	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909192	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908678	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909098	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909385	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908540	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was:XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909243	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909484	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS§24-1.1F(a)(7) ) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908889	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908915	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909174	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.030%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4824-XX] with an incident period of XX/XX/XXXX and continuing which is after the AVM dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909773	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909085	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908913	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909145	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908926	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX and continuing which is after the AVM date XX/XX/XXXX . XXXX Declaration declaredXX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4821-XX] with an incident period ofXX/XX/XXXX - XX/XX/XXXX which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (1XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908549	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster on XX/XX/XXXX in XXXX County, XX with Individual Assistance. The AVM was conducted prior to the disaster on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908529	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908605	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909569	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909775	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909656	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908704	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909047	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908489	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909206	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909226	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908985	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908991	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor isXXXX%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid .finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Recording Service $XXXX, Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909161	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908617	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909170	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908724	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 9.988%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909552	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909269	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908531	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909693	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909661	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908845	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908582	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Testing- The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (XXX. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Loan Discount Points $XXXX, Recording Service $XXXX, Settlement Fee $XXX.	(Clear) Income - Pay Stubs Missing-

The required pay stubs were not obtained from the applicant guidelines require two year history of receipt of stable income. Additional conditions may apply.

Response 1 (XX/XX/XXXX  XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - W2(s) Missing-

W2's missing for two years or Written Verfication of Employment, from the loan file. Additional conditions may apply.

Response 1 (XX/XX/XXXX  XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The loan file is missing the Verbal or written verfication of employment (VOE) form is required within ten (10) buisness days of the Note date. Additional conditions may apply.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909737	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required of which $XXXX was reimbursed at closing. There is a remaining cost to cure in the amount of $XXXX required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909692	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908757	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908542	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909034	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909766	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908665	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909372	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the MD COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909631	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909679	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909163	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909017	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908699	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%) the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (XXX. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing; Origination Fee $XXX, Signing Fee $XXX, Loan Discount Point $XXX, Recording Service Fee $XXXX, Settlement Fee $XXXX

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909510	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 10.414%. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908798	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909662	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909410	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HMPL. prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909088	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required of which $XXXX has been cured. A cost to cure in the amount of $XXXXremains. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908992	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909005	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908824	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909435	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909167	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908747	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908878	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909235	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908482	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908892	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908848	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908799	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909425	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909548	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909231	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX –XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909587	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909165	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the MD COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR 10.531%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908644	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908763	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.790%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908918	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909301	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909265	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909220	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908547	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909668	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909019	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909650	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA. The subject is located in Hillsborough County. The AVM date wasXX/XX/XXXX . The subject county was affected by Disaster (DR-4828-XX) from XX/XX/XXXX ongoing declared onXX/XX/XXXX and Disaster (DR-4834-XX) from XX/XX/XXXX ongoing declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909403	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909757	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908501	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908646	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908767	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXAB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909673	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909430	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (1XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909558	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The $XXXX per month HOA fee used to qualify was not documented in the file. Response 1 (XX/XX/XXXX XXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908841	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908613	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909026	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909770	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points (XX/XX/XXXX ). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908963	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Discount Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908731	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909139	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909530	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909794	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.775%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4829-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909168	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.010%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909365	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 10.312%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909533	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908635	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 10.268%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909351	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Hurricane XXXX (DR-4828-FL), with an incident date of XX/XX/XXXX and continuing, which was after the appraisal date of XX/XX/XXXX , affected the subject property county, Leon. A property inspection is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909156	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 10.034%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 08/30/2024. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909298	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908464	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. The total points and fees of this loan, which are $XXXX, exceed the following thresholds based on the total loan amount, which is $XXXX: The total points and fees exceed 4.5% of the total loan amount if the total loan amount is $XXXX or more. The following points and fees were included in the calculation: Application Fee $XXXX, Application Fee $XXXX,Document Signing Fee $XXXX, Points - Loan Discount Fee $XXXX, Recording Service Fee $XXXX, Settlement or Closing Fee $XXXX.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. The Undiscounted Rate has been provided excluding bona fide points. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909176	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.010%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908839	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908867	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908934	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurrican XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX and continuing and on XX/XX/XXXX for XXXX Tropical Storm XXXX (DR-4821-XX) with an incident period of XX/XX/XXXX and XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909367	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909223	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908951	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931055	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- The subject property is in XXXX County. The appraisal was completed on XX/XX/XXXX . XXXX County was affected by Disaster (DR-4828-XX) from XX/XX/XXXX ongoing and declared on XX/XX/XXXX and Disaster (DR-4834-XX) from XX/XX/XXXX ongoing and declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909512	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909138	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909279	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated 08/27/2024 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (10/28/2024 1:22PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised LE issued on 08/27/2024. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $180.00 is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (10/28/2024 1:22PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908643	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908748	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908480	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of 9.705%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is 08/14/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated 08/27/2024 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX 08/31/2024. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (11/20/2024 12:36PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908818	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908894	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909219	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909303	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified- The HOA fee of $XXXX per month used to qualify was not documented in the file. Response 1 (XX/XX/XXXX XXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909691	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909574	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908881	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909596	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909472	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908968	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909306	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909058	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909545	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909800	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909075	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $1XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 1XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908940	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908544	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908971	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908533	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) FEMA- FEMA Declaration declaredXX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period of XX/XX/XXXX –Continuing which is after the original Appraisal /AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908977	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909478	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period ofXX/XX/XXXX and continuing, which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909645	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Discount Points $XXXX, Recording Service $XXXX, Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908559	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR).

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) The loan has an APR of 10.067%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is 08/10/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908669	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909378	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908777	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908642	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%.The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909676	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908560	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908865	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908538	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908590	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX  . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909626	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908628	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Business Days of the Note Date. The VVOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX . Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908778	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909140	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX/XX/XXXX % and the calculated APR XX/XX/XXXX %, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909268	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931856	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- The subject property is located in XXXX County. The appraisal was completed onXX/XX/XXXX . XXXX County was affected by Disaster (DR-4828-XX) from XX/XX/XXXX ongoing and declared on XX/XX/XXXX and Disaster (DR-4834-XX) from XX/XX/XXXX ongoing and declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909470	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908797	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908884	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909123	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909380	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points increased on revised LE XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909807	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908537	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX disaster XXXX Hurricane XXXX (DR-4834-XX) has an incident date of XX/XX/XXXX which is after the appraisal date of XX/XX/XXXX . provide a property inspection to confirm no damage. Response 1 (1XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909363	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) The loan has an APR of 9.717%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is 08/22/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909009	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908832	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908591	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909255	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX  . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908655	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/17/2024. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909142	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908595	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909576	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909328	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- The subject property is located in Osceola County. The appraisal date was XX/XX/XXXX . Osceola County was affected by Disaster (DR-4834-XX) from XX/XX/XXXX ongoing and declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908457	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908742	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908629	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908800	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt is required.

Response 1 (1XX/XX/XXXX XXXXPM)
Referenced documentation not received. Please re-upload. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Loan Discount Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $375.00 is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (10/23/2024 3:30PM)
Referenced documentation not received. Please re-upload. (Upheld)

Response 2 (10/25/2024 1:51PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 10.171% and the calculated APR 10.159%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of 10.158%. The APR threshold to qualify for a safe harbor is 9.970%. The date used for rate set is 06/24/2024. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909399	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909166	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirementsof 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35) Using the greater of the disclosed APR 10.381% and the calculated APR 10.347%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909166	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirementsof 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35) Using the greater of the disclosed APR 10.381% and the calculated APR 10.347%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909784	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing and on XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909594	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- The appraisal was dated XX/XX/XXXX . The subject was located in XXXX County, which was affected by disaster (DR-4817-XX) from XX/XX/XXXX to XX/XX/XXXX ). A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909590	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909743	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909489	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909217	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908721	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908893	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908648	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908543	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909390	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR 10.265%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908879	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908862	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. his loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of 9.970%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is 08/05/20024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908727	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909096	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909608	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909501	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908487	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909149	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908679	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908844	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909069	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. the loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909317	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Loan Discount Point Fee $XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908705	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX(DR-4828-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908572	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908667	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909364	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908504	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908840	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909203	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909612	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- The subject is located in Hillsborough County. The AVM date was XX/XX/XXXX . The subject county was affected by Disaster (DR-4806-XX) from XX/XX/XXXX to XX/XX/XXXX , Disaster (DR-4828-XX) from XX/XX/XXXX ongoing declared on XX/XX/XXXX , and Disaster (DR-4834-XX) from 1XX/XX/XXXX ongoing declared on XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908524	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909208	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909290	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (9.946%) and the calculated APR (9.886%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908891	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee on the revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $115.00 is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909816	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908912	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909195	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid .finance charge test. (Ind. Code § 24-4.5-3-201(9)), The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Loan Discount Fee $XXXX, Recording Service Fee $25.00, Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909593	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909441	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908973	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908598	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and continuing, which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909061	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is XXXX%. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908481	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909697	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909672	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of 11.013%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908695	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908914	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date was: 08/14/2024. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909227	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908803	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/01/2024. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909637	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set is XX/XX/XXXX .

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Discount Points $XXXX, Recording Service $XXXX, Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908796	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909651	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908594	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909282	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908618	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909599	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (XXX. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Discount Points $XXXX, Recording Service $XXXX, Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909564	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908755	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 9.956% and the calculated APR 9.904%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 08/19/2024. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of 9.904%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is 08/19/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test. (MA 209 CMR 32.35) Using the greater of the disclosed APR 9.956% and the calculated APR 9.540%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909543	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909104	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909294	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960312	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Verification - Employment History- The loan file contained "The Work Number" dated XX/XX/XXXX confirming the co-borrower was employed by XXXX since 05/23/2002; however, "The Work Number" listed the current employment status as on leave, and the loan file did not contain any additional documentation indicating when the leave would end, or if the borrower was returning to work as required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908882	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)a

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908465	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909629	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX  and continuing, FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4828-X) with an incident date of XX/XX/XXXX  and continuing, and FEMA Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX (DR-4806-XX) with an incident date of XX/XX/XXXX  through XX/XX/XXXX  which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909789	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909111	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908718	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909073	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908661	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909224	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909221	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908615	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.190%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909503	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909001	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908506	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909534	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909270	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909109	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908577	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX and continuing which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909595	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908530	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908764	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909291	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909070	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909334	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909583	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909374	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908815	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908941	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. his loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908470	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirementsof 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR 10.352%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908592	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909572	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908707	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908900	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Liabilities - Excluded Debts- The loan application reflects other REO with a monthly payment of $XXX per month. The lender did not include the payment in DTI. The loan file did not contain documentation confirming omission of debt or a statement to confirm the payment amount. Additional conditions may apply. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909120	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909072	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909796	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909771	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909289	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)- The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fees. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv) Response 1 (XX/XX/XXXX XXXXAM) finding voided.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909250	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

This loan failed the CT nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/14/2024. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908725	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909687	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909087	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the CT nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.010%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909330	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908640	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909469	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX to XX/XX/XXXX , and XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX to XX/XX/XXXX affected the subject County, XXXX. The above referenced disasters were after the appraisal date of XX/XX/XXXX and a property re-inspection is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908523	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX and continuing which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909440	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909353	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908730	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Incomplete- The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The names of the persons who personally appeared before the Notary are missing. Response 1 (XX/XX/XXXX XXXXAM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908994	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.300%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The borrower last name is not correct in the notary acknowledgement section, page 8 of 9.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908696	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909795	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909376	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909719	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908663	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909524	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908937	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909068	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909480	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908507	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909420	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.010%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908586	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908814	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909442	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908833	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909418	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909678	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX  The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) Program Parameters - CLTV- The subject loan does not meet Program Parameters for CLTV. The subject loan has a credit score of XXX and closed with a CLTV of XXXX%. The program guidelines reflect a maximum CLTV of 80.0% for credit scores over 720. Therefore, the loan exceeds the maximum CLTV guidelines, and is an ineligible transaction. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908813	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Incident period ending XX/XX/XXXX for XXXX Hurricane XXXX (DR-4817-XX) with an incident date of XX/XX/XXXX which is after original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909234	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 10.030%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 09/09/2024. The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908981	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909684	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909588	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909648	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909562	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908987	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909660	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909093	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908461	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Discount Points on the revised LE issuedXX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908958	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Point Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909613	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set isXX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908898	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909667	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909043	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908850	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908476	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909210	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909546	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909128	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 9.510%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909495	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX  'was mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4829-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1908761	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909296	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908943	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used:XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908834	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908950	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908545	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points - Loan Discount Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) with an incident period XX/XX/XXXX and continuing which is after original appraisal date ofXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	3	1	N/A	N/A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A	C	A	C	A	N/A	N/A	C	A
XXXX	1908525	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908624	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909531	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909504	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908666	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931742	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX . XXXX also declared on XX/XX/XXXX for XXXX Hurricane XXXX [DR-4828-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (1XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909202	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.490%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909316	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909274	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909020	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909041	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909097	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909820	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Business Days of the Note Date. The TWN in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX . Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908512	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908870	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908788	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%.The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908674	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908714	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908622	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. his loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909335	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909042	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908853	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909764	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908697	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909733	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909154	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908750	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .

								(Clear) Verification Documentation - VVOE Salaried/Missing- The guidelines indicate a verbal or written Verification of Employment (VOE) form is required within ten (10) business days of the Note date. The loan file is missing a VOE/VVOE dated within 10 days of the XX/XX/XXXX Note date. Response 1 (XX/XX/XXXX XXXXAM) Updated VVOE is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908652	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909412	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908948	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.660%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909331	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908986	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908497	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909402	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908638	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points - Loan Discount Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909065	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/13/2024. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908972	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908866	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908486	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test.Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908607	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909395	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909010	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909254	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909313	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909671	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909368	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909443	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908993	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 10.004%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909257	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909710	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909577	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909276	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 9.912%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 08/15/2024. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909090	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX) and the calculated APR (XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7) ). The loan is a rate spread home loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909341	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908466	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909404	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) FEMA- The subject is located in XXXX County. The appraisal date was XX/XX/XXXX . Highlands County was affected by Disaster (DR-4843-XX) on XX/XX/XXXX ongoing and declared XX/XX/XXXX . A PDI is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908780	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909556	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909492	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of 10.219%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909356	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908975	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909797	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909756	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%.The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908621	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909812	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4817-XX) an incident date of XX/XX/XXXX through XX/XX/XXXX , which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909216	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550% The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909310	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the addition of the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXXis required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909044	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909532	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908670	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908683	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909039	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - Continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Referenced documentation not received. (Upheld) Response 3 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved) Response 2 (XX/XX/XXXX XXXXAM) Referenced documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909553	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909465	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%; The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909617	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908701	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%.The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834- XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909622	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909382	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909089	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909563	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) )The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908734	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908908	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Non-Borrower with Right to Rescind- There is no evidence of an initial or revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. Truth in Lending Act (Regulation Z)12 CFR 1026.19(f)(1)(i), 12 CFR 1026.2(a)(11) Response 1 (XX/XX/XXXX XXXXAM) The referenced documentation was not received. Please provide for review. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909406	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908659	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909134	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909083	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530% . The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908980	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908557	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909023	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909029	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the CT nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: 08/20/2024. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909348	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908933	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 10.377%. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909381	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909305	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909779	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

(Clear) Income - W2(s) Missing-

W2's missing from the loan file. The guidelines require the most recent 2 years W-2's. The XXXX W-2 was present in the loan file; however, the XXXX W-2 was missing from the loan file.

Response 1 (XX/XX/XXXX  XXXXAM)
W2 received is sufficient. (Resolved)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX  for XXXX, Flooding, Landslides, and Mudslides (DR-4820-XX) with an incident date of XX/XX/XXXX  through XX/XX/XXXX  which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property.

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931106	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX through XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908534	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909655	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909293	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908823	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909396	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909680	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909137	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Incident period ending XX/XX/XXXX for XXXX Hurricane XXXX (DR-4817-XX) with an incident date of XX/XX/XXXX which is after original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909730	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%; The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908601	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declaredXX/XX/XXXX for XXXX Hurricane XXXX [DR-4829-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX , which is after the original AVM date 08/30/2024. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909519	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909036	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908995	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909438	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909446	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909508	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908887	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909048	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960553	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VVOE Salaried/Aged-

A VVOE is required within 10 Business Days of the Note Date. The VVOE in file is datedXX/XX/XXXX  which is expired as of the Note date XX/XX/XXXX .

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The Closing Disclosure reflects XXXX and XXXX revolving credit accounts were paid at closing. The credit report reflects XXXX balance as $XXXX; however, the amount paid on the Closing Disclosure was $XXXX. Additionally, the credit report reflects XXXX balance as $XXXX; however, the amount paid on the Closing Disclosure was $XXXX. The file does not contain documentation to support the lower balances used to payoff XXXX and XXXX at closing. The file is also missing documentation to support the Aqua Finance Installment loan of $XXXX, as reflected on the loan application (new debt reflected on credit report without payment amount).

Response 1 (XX/XX/XXXX  XXXXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908874	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909815	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.660%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908964	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908791	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.970%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX -XX/XX/XXXX , which is after the original AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908868	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908736	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909818	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX  . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909520	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909498	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909765	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909774	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909805	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909191	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908760	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909339	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909239	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908786	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908562	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909391	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909798	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908789	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

QM - Rebuttable Presumption. The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for Tropical Storm XXXX (DR-4382-XX) with an incident period of XX/XX/XXXX - continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908554	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909769	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909616	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909580	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909734	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909357	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. (12 CFR §1026.19(e)(4)(ii))

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.160%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908499	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908645	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Discount Point, Origination, Transfer Taxes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909101	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908491	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (11.066), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909657	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909610	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909714	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908984	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909052	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909499	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909261	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS§24-1.1F(a)(7) ) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908580	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909759	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908828	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909712	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
Documentation was not received. Please resubmit. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909118	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as .follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%.. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908619	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909245	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909322	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident date of XX/XX/XXXX and continue which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909333	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908766	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full Compliance Analyzer report. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909609	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed theXX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35), Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909808	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Debts - Not Verified-

The application reflects the authorized user revolving debt with XXXX XXXX with a monthly payment of $XXXX as not being the borrower's, and was omitted from the total debt. Guidelines allow authorized user accounts to be omitted provided a credit supplement deletes the account or confirms the borrower is not responsible for the account. The loan file does not contain a credit supplement or other documentation to confirm the borrower is not responsible for this debt. The loan was approved with a XXXX% DTI. Inclusion of the debt results in DTI exceeding max 45%.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Report - Adverse Credit-

Guidelines require all subject mortgage history to be 0x30x24. The credit report reflects the 2nd mortgage with XXXX with a XXXX late on XXXX which is within 24 months of the Note dateXX/XX/XXXX .

Response 1 (XX/XX/XXXX  XXXXPM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909453	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumers' E-consents are required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Appraisal fee on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909506	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908468	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX nonprime home loan test. The loan is a nonprime home loan, as defined in the legislation. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan as defined in regulation Z. The Date Rate Set was:XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908967	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909634	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909715	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908473	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908946	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909568	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908928	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909105	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909031	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4830-XX) an incident date of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908919	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4817-XX) an incident date of XX/XX/XXXX through XX/XX/XXXX , which is after original appraisal date ofXX/XX/XXXX . Please provide Property Inspection to confirm no damage for the subject property. Response 1 (XX/XX/XXXX XXXXPM) Inspection cited a missing facia pieces on 1 side of home. No cost to cure. Appears to be minor and cosmetic in nature. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909320	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1932034	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Appraisal - Other- The loan file is missing the final completion report. The appraisal stated subject to completion of repairs. Provide a completion report. Additional conditions may apply. Response 1 (XX/XX/XXXX XXXXPM) The report in rebuttal provided is in the file. The appraiser must indicate that the required repairs have been completed. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909045	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909205	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909079	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908610	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is 3:00. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909754	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909753	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909002	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909164	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909345	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908671	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908907	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909411	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908976	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908997	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX  was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908604	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS§24-1.1F(a)(7) ) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908498	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909525	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908847	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908806	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909780	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909383	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Appraisal Fee on the revised LE XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908792	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908589	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908508	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909082	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XXAB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is 10.120%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908550	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX)%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909658	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909488	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909824	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909180	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908849	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is 9.660%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35)Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908775	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909782	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set isXX/XX/XXXX  The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909362	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908909	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX/XX/XXXX PM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909007	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909185	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909171	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX) and the calculated APR (XXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908516	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909008	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee on the revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR 10.071% and the calculated APR 9.986%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908811	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909517	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on the revised CD issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908625	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909538	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908936	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909829	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909621	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908938	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file; therefore, the increase to the following fee was not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908895	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909054	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909448	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908680	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909674	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908899	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909059	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX - continuing and XXXX Tropical Storm XXXX (DR-4821-XX) declared XX/XX/XXXX with an incident period of XX/XX/XXXX -XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909346	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909792	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the MD COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909578	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909414	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909493	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909449	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is compliant HPML. Prepayment requirements have been met.

								(Clear) XXXX- XXXX Declaration declared XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908690	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the Disclosure APR (XXXXX%) and the calculated APR (XXX%), the loan is a higher-price mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909819	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. The Change of Circumstance provided in the loan file was not valid. Therefore, the increase to the following fees was not accepted: Discount Points on the revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX is required of which $42.76 was cured. A cure of $XXX is still required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.010%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909591	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931966	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX), XXXX Hurricane XXXX (DR-4828-XX), and with an incident period of XX/XX/XXXX - Continuing and XX/XX/XXXX - Continuing respectively, which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909110	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908885	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908753	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The CA APR threshold is 9.823%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909182	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909013	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated 08/28/2024 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (11/20/2024 2:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909252	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%) loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909502	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908576	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS§24-1.1F(a)(7) ) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908693	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909247	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909370	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908726	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XXX GS§24-1.1F(a)(7) ) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909038	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908817	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXX%. The XX APR threshold is 10.756%. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.750%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909742	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting declared disasters after the appraisal date. FEMA Declaration XXXX Hurricane XXXX (DR-4806-XX) declaredXX/XX/XXXX with an incident period of XX/XX/XXXX -XX/XX/XXXX , XXXX Hurricane XXXX (DR-4828-XX) incident period XX/XX/XXXX -continuing and XXXX Hurricane XXXX (DR-4834-XX) incident period XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (1XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909477	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.550% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908611	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909783	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909214	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909393	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is compliant HPML. Prepayment requirements have been met.

								(Clear) Debts - Not Verified- The loan application lists a rental property located at XXXX as pending sale, however, the loan file does not contain documentation to support the property was sold/closed prior to the subject 2nd mortgage closing nor does the loan file contain documentation to evidence the pending sale housing expenses totaling $XXXX monthly. The lender included the $XXXX housing expense in the DTI calculation. Response 1 (XX/XX/XXXX XXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908686	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909369	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908633	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908668	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908722	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908765	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909321	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908641	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908982	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX COMAR higher-priced mortgage loan test. ( XXXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908749	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909407	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909647	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909481	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908502	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909646	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909487	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909190	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.030%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909011	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909326	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908781	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)4

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909744	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXXA%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909511	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909360	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909632	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909155	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909628	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Hurricane XXXX (DR-4830-XX) with an incident period of XX/XX/XXXX and continuing, affected the subject County, XXXX. The above referenced disaster was after the appraisal date of XX/XX/XXXX and a property re-inspection is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909720	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909292	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Discount Points on Revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The disclosure tracker provided is not relevant to finding cited. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909238	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908822	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908860	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860% The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) Verification Documentation - VVOE Salaried/Missing- A VVOE is missing from the loan file. The loan file is missing a VVOE for the: primary borrower. Response 1 (XX/XX/XXXX XXXXPM) Referenced LES not received. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909494	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Points on XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909297	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909642	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.340%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908843	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908835	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931011	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909752	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) FEMA- Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828 - XX) with an incident period ofXX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909012	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX  The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The Date Rate Set was: XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909236	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908593	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909251	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX . The CD issued on XX/XX/XXXX  was signed and dated on XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumers' E-consent is required. (12 CFR §1026.19(f)(1)(ii))

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909786	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909283	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX  was mailed and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909755	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909758	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX  .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908942	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XXX GS §24-1.1F(a)(7)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909723	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909711	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) FEMA- Declaration declaredXX/XX/XXXX for XXXX Hurricane XXXX (DR-4828 - XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908637	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909117	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908567	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909447	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)). Using the greater of the disclosed APR and the calculated APR the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908957	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declaredXX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period of XX/XX/XXXX and continuing which is after the AVM date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908623	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908953	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909242	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the X COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909537	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909199	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXXX Severe Storm, Flooding, Landslides, and Mudslides (DR-4820-XX) with an incident period of XX/XX/XXXX – XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908475	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX COMAR higher-priced mortgage loan test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (COMAR). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908528	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Appraisal and Prepayment have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR ofXXXX%. The XX APR threshold is 9.681%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909427	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and continuing, affected the subject County, XXXX. The above referenced disaster was after the appraisal date of XX/XX/XXXX and a property re-inspection is required. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908510	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 10.190%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909799	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set was:XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The Date Rate Set was:XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909213	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.950%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908877	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908947	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909683	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.700%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909277	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909233	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908551	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909344	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Flood Certificate - Missing- The flood certificate is missing. Response 1 (XX/XX/XXXX XXXXAM) Please provide Flood Cert. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931804	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Point Fee $454.00. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The COC for the increase to Points - Loan Discount Fee is valid and acceptable; however, because the loans if failing the Revised LE timing test, the COC is not considered valid for testing. Please provide the e-receipt for the revised LE issued on XX/XX/XXXX . A cost to cure in the amount of $150.00. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is not sufficient to cure the finding. The Audit Log has been provided for the CD issued on 06/11/2024. Please provide the e-receipt for the revised LE issued on 06/10/2024. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909132	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. A FEMA search reflected XXXX Hurricane XXXX (DR-4830-XX) with an incident period of XX/XX/XXXX and continuing, affected the subject County, XXXX. The above referenced disaster was after the appraisal date of XX/XX/XXXX and a property re-inspection is required. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908935	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908801	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909725	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908616	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909006	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4830-XX] with an incident period ofXX/XX/XXXX to XX/XX/XXXX which is after appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909500	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908805	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908746	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908744	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) FEMA- XXXX Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX –XX/XX/XXXX , which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909738	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.570%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.904%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908807	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908485	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908762	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908539	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908596	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908474	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908831	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.440%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908962	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set isXX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908855	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909457	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909557	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909698	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used: XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909194	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909724	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908852	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is 8/01/2024. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909373	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909625	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.880%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (10.289) and the calculated APR (10.198), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909468	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.930%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909280	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Appraisal Fee on revised LE issued XX/XX/XXXX . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909405	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908546	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APRXXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909584	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909708	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908462	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909806	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909817	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.900%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908932	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Title - Signing Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908509	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Signature Discrepancy-

The borrower signed the mortgage on XX/XX/XXXX ; however, the notary stated the borrower did not appear before them until XX/XX/XXXX .

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Rescission Test-

The loan closed on XX/XX/XXXX , the rescission end date was XX/XX/XXXX  and the loan funded on XX/XX/XXXX .

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908703	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX . The loan is a compliant HPML. Prepayment have been met.	(Clear) FEMA-

XXXX Search completed reflecting a declared disaster after appraisal date. XXXX Declaration declared XX/XX/XXXX  for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX  and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage

Response 1 (XX/XX/XXXX  XXXXPM)
Minor non-structural damage was cited by the appraiser. A cost to cure was not provided. Approximately 5 shingles missing and light damage to shutters and siding. Client to review and make decision if additional information is required. (Upheld)

Response 2 (XX/XX/XXXX  XXXXPM)
Explanation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909788	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.840%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909318	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931602	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The Notary acknowledgement date is inaccurate. The notary stated that the signatures took place in the year XXXX.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is not sufficient to cure the finding. The Mortgage provided is for the first lien with a closing date of XX/XX/XXXX . Please provide corrected Mortgage for second lien; notary date on second lien in original loan file is XX/XX/XXXX . (Upheld)

Response 2 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%; The date used for rate set is XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909014	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909746	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909750	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909603	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX . The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set was: XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909643	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The name of the PUD is inaccurate on the PUD Rider.

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908880	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) HELOC - Closure Letter- An open HELOC with XXXX secured by subject property was paid off at closing. The payoff letter indicated borrowers to sign the letter requesting the HELOC be closed. In addition, the title commitment indicates a cancellation of equity line affidavit must be sent to the lender. The file does not contain documentation the borrowers requested the HELOC to be closed. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909690	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4835-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909463	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, The loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX .The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909051	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.730%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908460	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Loan Discount Point Fee $XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1908890	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus 3.5%. The date used for rate set isXX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909308	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX  If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908597	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) FEMA- FEMA Search completed reflecting declared disaster after the appraisal date. FEMA Declaration XXXX Hurricane XXXX (DR-4834-XX) declared XX/XX/XXXX with an incident period of XX/XX/XXXX and continuing, which is after the original appraisal dateXX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909324	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was XX/XX/XXXX . The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.530%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909422	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909721	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points and State Tax/Stamps. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX  XXXXPM)
Finding voided.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909575	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX  was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX  XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.610%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1909413	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%.The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908869	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908603	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909451	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909095	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.310%. The date used for rate set is XX/XX/XXXX .

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909458	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The Date Rate Set was:XX/XX/XXXX . This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908713	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set isXX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909408	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.590%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the NC rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909398	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of 1XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909741	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR ofXXXX%. The APR threshold to qualify for a safe harbor is 9.260%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APRXXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909479	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.540%. The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909728	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is 9.860%. The date used for rate set is XX/XX/XXXX .

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909055	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909392	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX . Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960000	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XXXX% . The date used for rate set is XX/XX/XXXX . The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XXXX for XX/XX/XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide a Property Inspection to confirm no damage. Response 1 XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1959956	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed XXXX and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. Date Rate Set XXs: XX/XX/XXXX. The loan is a compliant HPML Prepayment and appraisal requirements have been met.

(Open) State Testing-

State Testing. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds XX of the note amount or line of credit. Fees included in test: Document Signing Fee XXXX, Loan Origination Fee XXXX, Points-Loan Discount XXXX, Prepaid Interest XXXX, Recording Service Fee XXXX, and Settlement Fee XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959848	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title-Recording Service Fee XXXX, Title-Signing Fee XXXX. The loan fails the prohibited fees test by XXXX. MRS § 408.233	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959804	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

State Testing - Prohibited Fees. The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959827	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase/addition to the following fees XXs not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to XXXX and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus XXXX. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is XXXX or more, and the transaction's total points and fees is XXXX, which exceeds XXX of the total loan amount of XXXX.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960281	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960689	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus XXXX. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-Line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date of XX/XX/XXXX. Please provide property inspection to confirm no damage. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1959982	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX The APR threshold to qualify for a safe harbor is XX% The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Open) Program Parameters - CLTV- The Lender's Guidelines state the maximum CLTV for a loan with a XXXX Credit Score is 75%. The subject loan had a loan amount of XXXX, and the Primary loan principal balance per the verification of Mortgage XXs XXXX The subject appraised value XXs XXXX which results in a CLTV of XXXX (XXXX + XXXX = XXXX / XXXX = XXXX which exceeds the guideline maximum. Response 1 (XX/XX/XXXX XXXXPM) Exception must be granted by Investor. (Upheld) Response 2 (XX/XX/XXXX XXXXPM) Lender Exception approved by Client and XX based on compensating factors. (XXXX)		Comp factors - Low LTV/CLTV of XXXX/XXXX, Low DTI of XXXX 9+ years in line of work, borrower has OT that XXs not included, Qualifying Credit score of XXXX and no mortgage or other credit lates or derogs. Comp factors - Low LTV/CLTV of XXXX/XXXX, Low DTI of XXXX 9+ years in line of work, borrower has OT that XXs not included, Qualifying Credit score of XXXX and no mortgage or other credit lates or derogs.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1960271	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XXXX Code §537.1301(15)), (XXXX Code §535.8(1)). The test included the following fees: Document signing fee XXXX and Recording Service Fee XXXX The loan fails the prohibited fees test by XXXX; however, the Lender reimbursed the borrower XXXX at closing.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960408	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960778	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960027	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title-Recording Service Fee XXXX, Title-Signing Fee XXXX. The loan fails the prohibited fees test by XXXX. MRS § 408.233

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960104	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii).

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus XXXX. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960744	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960309	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) FEMA- FEMA disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the appraisal date XX/XX/XXXX. XXXX disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the appraisal date XX/XX/XXXX Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX - XXXXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959873	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the nonrefundable prepaid finance charge test. (XXXX Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds XX of the note amount or line of credit. Fees included in test: Document Signing Fee XXXX, Loan Origination Fee XXXX, Points-Loan Discount XXXX, Prepaid Interest XXXX, Recording Service Fee XXXX, and Settlement Fee XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960437	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Date Rate Set XXs: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

State Testing. This loan failed thenonrefundable prepaid finance charge test. (XXX. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds XX of the note amount or line of credit. Fees included in test: Document Signing Fee XXXX, Loan Origination Fee XXXX, Points-Loan Discount XXXX, Prepaid Interest XXXX, Recording Service Fee XXXX, and Settlement Fee XXXX.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XX%.The date used for rate set is XX/XX/XXXX. The loan is a Higher-PricedCovered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act(Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960337	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (XXXX. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds XX of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959689	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960072	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - XXXX/Prepaid Finance Charge Test Paid to Lender-

This loan failed the lender prepaid finance charge test (XXXX.§16A-2-401(6)). The loan failed the lender prepaid finance charge test. The loan contains prepaid finance charges which are paid to the lender or party affiliated with the lender in the amount of XXXX or XXXX which exceeds XX of the amount financed.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXX. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960061	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus XX. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) Program Parameters - CLTV-

The subject loan does not meet Program Parameters for CLTV. Per Lender's guides, the max CLTV for borrowers with credit scores of XXXX and above is XXXX. The Lender used the principal balance for the 1st lien as XXXX. The The most recent mortgage statement with due date of XX/XX/XXXX, reflects the principal balance as XXXX. By using the most recent balance the CLTV increases from XXXX to XXXX, which exceeds the max of XX.

Response 1 (XX/XX/XXXX XXXXPM)
Exception must be granted by Investor. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
Lender Exception approved by Client and XX based on compensating factors. (XX)

										Comp factors - Low LTV of XXXX, Low DTI of XXXX, 7+ years on job, Qualifying Credit Score XXX, borrower has secondary bonus income not included, no reported mortgage lates over 4+ years and no credit derogs Comp factors - Low LTV of XXXX Low DTI of XXXX 7+ years on job, Qualifying Credit Score XXX, borrower has secondary bonus income not included, no reported mortgage lates over 4+ years and no credit derogs.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1960173	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii).

(Clear) State Testing-

State Testing. This loan failed the XX rate spread home loan test. ( XX GS §24-1.1F(a)(7) ) Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX) the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus XX (12 CFR §1026.43(e)(2)(vi)). The date used for rate set is XX/XX/XXXX Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960418	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- State Testing - Prohibited Fees. The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959860	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Inaccurate-

The security instrument XXs not completed accurately. The notary date of acknowledgment month is not accurate.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XXXX The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1959981	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and: The note amount for a second lien is greater than or equal to (XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus XX. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960508	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Discount Points on the Revised CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960487	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by XXXX (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960476	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

State Testing. This loan failed thenonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) Theloan's nonrefundable prepaid finance charge exceeds 2% of the note amount orline of credit. Fees included in test: Document Signing Fee $XXXX, LoanOrigination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $XXXX,Recording Service Fee $XXXX, and Settlement Fee $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 10.628% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set XXs: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960247	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960550	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $-XXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960366	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $XXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959924	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX% The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1960812	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds theSafe Harbor threshold as follows: The loan has an APR of XX%. The APRthreshold to qualify for a safe harbor is XX%. The date used for rate setis XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject toQM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR1026.43(e)(1)(ii) Informational Only.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960549	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1960662	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Signing Fee $XXXX, Origination Fee $XXXX, Points $XXXX, Prepaid Interest $XXXX, Recording Service XXXX, and Settlement Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960741	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $XXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960645	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959818	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959808	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX Code §537.1301(15)), (XX Code §535.8(1)). The test included the following fees: Document Signing Fee $XX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XX; however, the Lender reimbursed the Borrower XXXX at closing.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960298	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest -$XX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959773	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960107	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points (XX/XX/XXXX). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Property Tax Prepaids. The loan fails the prohibited fees test by $XXXX. The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (XX. Code §6.2.328)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1959722	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5% . The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1960405	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959721	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of thetotal loan amount of $XXXX. The following fees were included: Origination-$XXXX and Discount Points-$XXXX. If points were excluded please provided evidence of the undiscounted rate.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960457	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code.The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1960526	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- State Testing - Prohibited Fees. The loan failed the prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1))The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960293	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $XXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960462	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960749	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code.The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1960038	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Signing Fee $XXXX, Origination Fee $XX, Points $XX, Prepaid Interest $XX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960007	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of thetotal loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960728	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX Prepaid Interest $XXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960170	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Non-Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) Liabilities - Excluded Debts-

There XXs no explanation or support for the omission of the borrower(s) XXXX Card account with a monthly payment of $XXX and $XXX balance. The DTI including the $XXXX monthly payment is XX% which is > XX% max DTI permitted. The loan file is missing documentation to support the exclusion of the debt from the DTI. It should be noted the Borrower(s) received $XX cash at close and the amount is sufficient to cover the $XXX balance of debt.

Response 1 (XX/XX/XXXX X:XXAM)
Evidence is required that the debt XXs paid at closing. The DTI is over XX% unless the debt is paid at closing. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to XX based on compensating factors. (XX)

										Comp factors - Qualifying FICO XXX, LTV XX and 25 years on job Comp factors - Qualifying FICO XXX, LTV XX and 25 years on job.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1960576	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959830	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - XXXX/Prepaid Finance Charge Test Paid to Lender-

The loan failed the lender prepaid finance charge test (K.S.A.§16A-2-401(6)). The loan contains prepaid finance charges which are paid to the lender or party affiliated with the lender in the amount of $XXXX of the loan amount, which exceed 5% of the amount financed, the limit set by statute. The following fees were included in the testing: Document Preparation $XX, Document Signing Fee $XXXX, Electronic Recording Service Fee $XX, Flood Cert $XX. Loan Origination Fee $XX, Points $XXXX, Prepaid Interest $XXXX, Recording Service Fee XXXX. and Settlement or Closing Fee $XXXX. The Date Rate Set XXs: XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959966	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959814	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption.The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the IA prohibited lender fees test. (IoXX Code §537.1301(15)), (IoXX Code §535.8(1)). The test included the following fees: Document signing fee $XX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XX; however, the Lender reimbursed the borrower XXXX at closing.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960766	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960214	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title-Recording Service Fee XXXX, Title-Signing Fee $XXXX. The loan fails the prohibited fees test by $XXXX. MRS § 408.233

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959797	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Non-Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Open) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Business Days of the Note Date. The VVOE in file for the borrower is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Exception must be granted by Investor. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Lender Exception approved by Client and XX based on compensating factors. (XX)		Comp factors - LTV/CLTV XX%/XX%, DTI XX%, Borrower bonus income trending up, Qualifying FICO XXX, no reported mortgage lates or other credit derogs Comp factors - LTV/CLTV XX%/XX%, DTI XX%, Borrower bonus income trending up, Qualifying FICO XXX, no reported mortgage lates or other credit derogs.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1960460	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows:This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests.This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fee XXs not accepted: loan discount points . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) FEMA-

FEMA Disaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide a Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) DTI - Exceeds Guidelines-

The origination DTI calculated at XX% based on the reduction of the credit report posted monthly student loan payments to reflect X% of the balance instead of using the actual posted monthly payment. The inclusion of the posted monthly student loan payments as reflected on the credit report resulted in a final audit DTI of XX which exceeds the maximum DTI guideline of XX%.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Lender Exception approved by Client and XX based on compensating factors. (XX)

										Comp factors - Low LTV/CLTC XX%/XX%, Lived in property for 22 years, co-borrower at current employer 8+ years and borrower on fixed stable income, Qualifying FICO XXX, no reported installment lates or mortgage lates. Comp factors - Low LTV/CLTC XX%/XX%, Lived in property for 22 years, co-borrower at current employer 8+ years and borrower on fixed stable income, Qualifying FICO XXX, no reported installment lates or mortgage lates.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	3	2	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	C	B	N/A	N/A	C	B	C	B	C	B	N/A	N/A	C	B	C	B	C	B	N/A	N/A	C	B	C	B	C	B	N/A	N/A	C	B
XXXX	1960669	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960609	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960419	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960474	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960199	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960256	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%.The date used for rate set is XX/XX/XXXX.. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960466	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the Disbursement Summary. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960245	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount Fee $XXXX, Prepaid Interest $XXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960587	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Rules Violation-

This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)) The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. The loan failed for prohibited Recording Fee for XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960768	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX Code §537.1301(15)), (XX Code §535.8(1)). The test included the following fees: Document signing fee $XX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XX; however, the Lender reimbursed the borrower XXXX at closing.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960406	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960220	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960125	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings the loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960106	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959935	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959726	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title-Recording Service Fee XXXX.00, Title-Signing Fee $XXXX. The loan fails the prohibited fees test by $XX. MRS § 408.233

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959918	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960711	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960253	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%.The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) FEMA- FEMADisaster declared XX/XX/XXXX for XXXX Wildfires and Straight-line Winds (DR-4856-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1960740	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)) The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960067	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960286	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960250	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960083	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960776	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title-Recording Service Fee XXXX, Title-Signing Fee $XXXX. The loan fails the prohibited fees test by $XX. MRS § 408.233	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960511	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Signing Fee $XXXX, Origination Fee $XXXX. Points $XXXX, Prepaid Interest $XXXX, Recording Service XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960246	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $XXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959870	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960417	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Signing Fee $XXXX, Origination Fee $XXXX, Prepaid Interest XXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960702	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX Code §537.1301(15)), (XX Code §535.8(1)). The test included the following fees: Document signing fee $XX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XX; however, the Lender reimbursed the borrower XXXX at closing.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960355	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960101	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Application fee $XXXX and Points $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3) Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the discount fee test. ( XX.S.A. §17:11C-80, XX.A.C. §§3:15-9.2 ) The loan charges a discount fee that exceeds 3% of the principle amount of the loan.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960121	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $XXXXX, Recording Service Fee XXXX, and Settlement Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960703	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title - Title Property Report Fee $XX, Closing Package Assembly Fee $XX, Credit Report Fee $XX, Title - Signing Fee $XXXX, Electronic Signing Fee $XX, and Loan Discount Point Fee $XX. The loan fails the prohibited fees test by $XX. XX Code §12-405.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960813	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX [DR-4834-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1960486	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the Disbursement Summary. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960679	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960775	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960141	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960620	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) TRID - CD - Closing Information/Disbursement Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960238	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title-Recording Service Fee XXXX, Title-Signing Fee $XXXX. The loan fails the prohibited fees test by $XX. MRS § 408.233

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960240	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959983	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance XXs not provided in the loan file. Therefore, the addition to the following fee XXs not accepted: loan discount point. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960450	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - XXXX/Prepaid Finance Charge Test Paid to Lender-

This loan failed the lender prepaid finance charge test (XX.A.§16A-2-401(6)). The loan contains prepaid finance charges which are paid to the lender or party affiliated with the lender in the amount of $XXXX or XX%, which exceed X% of the amount financed, the limit set by statute.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960634	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test (MRS § 408.052(1); 408.233(1)) This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX.

(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960047	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960039	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Rules Violation-

This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)) the loan failed the prohibited fees test due to one of the following findings:The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. The loan failed for prohibited Recording Fee for XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960263	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The Date Rate Set XXs: XX/XX/XXXX. This loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of XX/XX/XXXX– XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Rivers continued to crest after the start of the initial incident period in this area. Please provide Property Inspection to confirm no damag Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1959922	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX Code §537.1301(15)), (XX Code §535.8(1)). The test included the following fees: Document signing fee $XXXX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX; however, the Lender reimbursed the borrower XXXX at closing.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959760	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960315	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1960683	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959886	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1959998	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	1	1	1	3	1	N/A	N/A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	C	A
XXXX	1960052	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960187	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931419	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930698	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105(2))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931035	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount $XXXX. The following fees were included in the testing: Discount Points - $XXXX and Origination Fee - $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931995	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXshington prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931466	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set XXs: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points - Loan Discount Fee $XXXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate > Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931444	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Open) Program Parameters - DTI- The subject loan does not meet Investor Program Parameters for DTI. The borrower XXs qualified with a monthly HOI payment of $XXXX. Review of the HOI policy revealed the actual monthly payment is $XXXX. DTI recalculation results in an increase from XX% to XX% which exceeds the maximum allowed of XX%. Noted, reducing the premium by the policy fees results in a DTI of XX% which still exceeds the max of XX%. Client is fine XXiving finding as long as DTI does not exceed XX% and with compensating factors. (XXXX)		Comp factors - Qualifying Credit Score XXX and no late mortgage history.	XX/XX/XXXX	XX/XX/XXXX	2	2	2	2	1	1	N/A	N/A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A
XXXX	1931406	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX and Title - Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX. (MRS § 408.052(1); 408.233(1))	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931241	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

State Testing - Prohibited Fees. The loan failed the XX prohibited lender fees test (XX Code §537.1301(15)), (XX Code §535.8(1)). This test includes the following fees: Document Signing Fee $XXXX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX, however Lender reimbursed borrower XXXX of that amount at closing.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931060	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Loan Discount Fee (Points). The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931209	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - XXXX/Prepaid Finance Charge Test Paid to Lender-

The loan failed the lender prepaid finance charge test. The loan contains prepaid finance charges which are paid to the lender or party affiliated with the lender in the amount of $XXXX of the loan amount, which exceed 5% of the amount financed, the limit set by statute.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930457	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931016	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. the loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1932020	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points increased on revised CD XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931592	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. A fee is allowed if authorized by one or more statutes that apply. Otherwise, fees are prohibited: The loan is a Home Acquisition Loan (XX Code §535.8(1)) and the lender collected fees not allowed by statute. (XX Code §535.8(4), XXXX v. XXXX. 661 N.W.d2 193). Fees included in the test: Document Signing Fee, Recording Service Fee.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931581	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931192	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.(MRS § 408.052(1); 408.233(1))

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931549	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105(2))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931079	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931656	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%, The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931355	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XX. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fee XXs not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930912	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)) The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. Recording Service fee	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930699	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. This test includes the following fees: Title - Signing Fee $XXXX, Title - Recording Service Fee XXXX, Loan Origination Fee $XXXX Loan Discount Point Fee $XXXX, Prepaid Interest $XXXX, and Title - Settlement Fee $XXXX. The loan fails the prohibited fees test by $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931572	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930670	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX and Title - Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX. (MRS § 408.052(1); 408.233(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930688	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX 'XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the prohibited lender fees test. (XX RCW §31.04.105) The loan charges a prohibited lender fee. Every licensee may: Agree with the borrower for the payment of fees to third parties other than the licensee who provide goods or services to the licensee in connection with the preparation of the borrower's loan, including, but not limited to, credit reporting agencies, title companies, appraisers, structural and pest inspectors, and escrow companies, when such fees are actually paid by the licensee to a third party for such services or purposes and may include such fees in the amount of the loan. However, no charge may be collected unless a loan is made, except for reasonable fees properly incurred for a credit report and in connection with the appraisal of property by a qualified, independent, professional, third-party appraiser selected by the borrower and approved by the lender or in the absence of borrower selection, selected by the lender.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931480	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited fees test (XX Code §537.1301(15)), (XX Code §535.8(1)). This test includes the following fees: Document Signing Fee $XX, Title Property Report Fee $XX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XX, however Lender reimbursed borrower XXXX of that amount at closing.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931721	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Discount Points $XX, Origination $XX, Recording Service XXXX, Settlement $XXXX, Signing Fee $XXXX, and Prepaid Interest $XX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930660	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Discount Points $XXXX, Origination $XXXX, Recording Service XXXX, Settlement Fee $XXXX, Signing Fee $XXXX, and Prepaid Interest $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931799	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Open) State Testing-

This loan failed the financed lender fees test. (XX Stat. 58.137). The loan has financed lender fees that exceed 5% of the loan amount. This test includes the following fees: Loan Discount Points, Loan Origination Fee, Prepaid Interest. This loan failed the financed lender fees test by $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931245	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - XXXX/Prepaid Finance Charge Test- This loan failed the lender prepaid finance charge test (XX.A.§16A-2-401(6)) The consumer loan charges a set of prepaid finance charges, paid to the lender or party affiliated with the lender, which exceed 5% of the amount financed, and either: The latest available closing date is before XX/XX/XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931902	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.(MRS § 408.052(1); 408.233(1))

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930616	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.(MRS § 408.052(1); 408.233(1))

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931486	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Flood Certification. The loan fails the prohibited fees test by $XX. ( XX.S.A. §17:11C-80, XX.A.C. §§3:15-9.2 )

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930772	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the addition to the following fees XXs not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the points and fees threshold test due to one of the following findings: (XX HB 1229, § 33, 24-9-2-8) The home loan has a loan principal of $XXXX or more and has total points and fees that exceed XX% of the loan principal. Fees included in the test: Signing $XXXX, Origination $XXXX, Points $XXXX, Electronic Recording XXXX, Settlement $XXXX. If discount points are bona fide, please provide the undiscounted rate.

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1932012	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in the test: Discount Points $XXXX, Origination $XXXX, Recording Service XXXX, Settlement Fee $XXXX, Signing Fee $XXXX, and Prepaid Interest $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931302	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit Report - Adverse Credit- The credit report indicates a foreclosure with the last payment reported XX/XX/XXXX an late payments there after until XX/XX/XXXX. The loan file does not contain documentation supporting the property XXs not a true foreclosure and the payment date would indicate the foreclosure would be within the last 7 years, unable to verify if foreclosure XXs completed as seasoning requirements are not met. Response 2 (XX/XX/XXXX XX:XXPM) XXXX granted by Investor. (XXXX) Response 1 (XX/XX/XXXX XX:XXPM) Exception must be granted by Investor. (XXXX)		XXX score. XX% LTV. $XXXX residual income.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1931513	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) FACTA Disclosure - Missing- The FACTA Disclosure (Notice to Home Loan Applicant/Credit Information Disclosure) is missing.	(Clear) Credit Missing - One or More Reports Missing- Per Lender's guides, a credit report is required dated within 60 days of the note date. However, the borrower's credit report is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1931668	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930871	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930919	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Testing included the following fees: Signing Fee $XXXX, Recording Service XXXX.00, Origination $XXXX, Discount Points $XXXX, Prepaid Interest $XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931423	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the Indiana prohibited lender fees test. This test includes the following fees: loan origination fee $XXXX; loan discount point $XXXX, prepaid interest $XXXX, recording service fee XXXX, settlement fee $XXXX and title signing fee $XXXX. The loan fails the prohibited fees test by $XXXX .This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931880	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the Unrelated Transactional Fees Test. (XXXX. Department of Consumer & Industry Services Letter, XX/XX/XXXX). See XXXX. Comp. Laws Ann. §493.72(1)(b).This loan charges one or more fees prohibited under the Unrelated Transactional Fees Test. These fees are prohibited in a loan transaction. Fee included in testing: Flood cert $XXXX

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the Lender Retained Fees Test. (XXXX. Comp. Laws Ann. §493.72(1)(b)) The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. Fee included in testing: Points $XXXX

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931511	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on does not reflect the correct Disbursement Date when compared to the ALTA Statement and Disbursements Summary. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930967	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930507	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Discount Points $XXXX, Origination $XXXX, Recording Service XXXX, Settlement Fee $XXXX, Signing Fee $XXXX, and Prepaid Interest.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931915	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931686	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following nonrefundable prepaid finance charges were included in the calculation: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $XXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX. (Ind. Code § 24-4.5-3-201(9))

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930704	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931324	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Loan Discount Point Fee $XXXX. Truth In Lending Act (Regulation Z) 2 CFR 1026.43(e)(2)(iii), (e)(3)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931021	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.(MRS § 408.052(1); 408.233(1))

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930467	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1) The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. Recording Service Fee.

								(Clear) Income - W2(s) Missing- The loan file is missing the borrower's completed XXXX W2 with the IRS, required per guidelines. The XXXX W2 in the loan file is blank. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1931565	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fee: recording service fee. The loan fails the prohibited fees test by XXXX. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930674	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: loan discount point $XXXX. The loan fails the prohibited fees test by $XXXX. This loan failed the prohibited lender fees test. (XX RCW §31.04.105).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931726	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) Program Parameters - Property Type- The subject loan does not meet Program Parameters for Property Type. The appraisal reflects the subject property to be a log home. Guidelines do not allow log houses. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1931674	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Loan Origination Fee $XXXX, Notary Fee $XXXX, Points-Loan Discount Fee $XXXX, Prepaid interest $XXXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931539	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX 'XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date,' XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Discount Points $XXXX, Origination $XXXX, Recording Service XXXX, Settlement Fee $XXXX, Signing Fee $XXXX, and Prepaid Interest $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930651	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Discount Points on the revised CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing - Prohibited Fees-

The loan failed the IA prohibited lender fees test. This test includes the following fees: Signing Fee $XXXX and Title Report Fee $XXXX. The loan fails the prohibited fees test by $XXXX.(IoXX Code §535.8(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930827	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931867	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931826	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the prohibited lender fees test. (XX RCW §31.04.105) The loan charges a prohibited lender fee. Every licensee may: Agree with the borrower for the payment of fees to third parties other than the licensee who provide goods or services to the licensee in connection with the preparation of the borrower's loan, including, but not limited to, credit reporting agencies, title companies, appraisers, structural and pest inspectors, and escrow companies, when such fees are actually paid by the licensee to a third party for such services or purposes and may include such fees in the amount of the loan. However, no charge may be collected unless a loan is made, except for reasonable fees properly incurred for a credit report and in connection with the appraisal of property by a qualified, independent, professional, third-party appraiser selected by the borrower and approved by the lender or in the absence of borrower selection, selected by the lender. Collect at the time of the loan closing up to but not exceeding forty-five days of prepaid interest. Sell insurance covering real and personal property, covering the life or disability or both of the borrower, and covering the involuntary unemployment of the borrower.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931608	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930538	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test (IoXX Code §535.8(1)). This test includes the following fees: Signing Fee $XXXX and Title Property Report $XXXX. The loan fails the prohibited fees test by $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931791	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The Nonrefundable Prepaid Finance Charge Test includes the following fees: Title - Title Signing Fee $XXXX, Recording Service Fee XXXX, Loan Origination Fee $XXXX, Prepaid Interest $XXXX, and Title - Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931405	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The included the following charges: Document Signing $XXXX, Recording Service XXXX.00, Origination $XXXX, Discount Points $XXXX, Prepaid Interest $XXXX, and Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931962	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met. (Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930648	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Open) Program Parameters - DTI- The loan file XXs submitted with a DTI of XX% with an audit DTI of XX% which exceeds investor guidelines of XX%. The first lien PITI of $XXXX XXs used to qualify but the escrow amount of $XXXX is not sufficient to cover the verified Taxes form Title and Hazard insurance premiums. When the high amounts are accounted for the DTI increases above the approval limit. Client is fine waiving the finding as long as the DTI does not go over 50% and with compensating factors. (Waived)		Comp factors - XX% LTV and at residence for 15 years.	XX/XX/XXXX	XX/XX/XXXX	2	2	2	2	1	1	N/A	N/A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A
XXXX	1930960	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931144	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in test: Discount Points $XXXX, Origination $XXXX, Recording Service Fee XXXX.00, Settlement Fee $XXXX, Signing Fee $XXXX, and Prepaid Interest $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931274	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931895	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).	(Open) DTI - Exceeds Guidelines-

The lender used lower property taxes and insurance. After recalculation of DTI using actual property taxes and current homeowner's insurance the DTI increased from XX% to XX% which exceeds maximum allowable of 45%. Correspondent only uses current escrows if escrow analysis has not been completed prior to closing. Client has elected to waive this as long as DTI does not exceed 50%. (waived)

(Clear) Income - Other-

Loan approval requires an LOE for low YTD income for XXXX which XXs not included in the loan file for our review. Prior 2 years earnings are significantly higher than YTD.

Response 1 (XX/XX/XXXX X:XXAM)
Documentation received is sufficient. (Resolved)

										Comp Factors - Qualifying Credit Score XXX, LTV XX% and 10 years in residence.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1931928	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XXXX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931702	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Closing Package Assembly $XXXX, Credit Report $XXXX, Title - Title Signing Fee $XXXX, Electronic Closing Fee $XXXX, Loan Discount Point Fee $XXXX and Title - Title Property Report $XXXXX. The loan fails the prohibited fees test by $XXXX. XX Code §12-405.	(Clear) Debts - Not Verified- The property is listed as a PUD with HOA fees of $XX listed on the final application. The loan file is missing the HOA statement needed to verify the monthly HOA housing expense. Response 1 (XX/XX/XXXX XX:XXPM) Document provided to support HOA dues. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1931714	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. . Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXX). The following fees were included in the testing: Loan Origination Fee $XXXX, Loan Discount-Points $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931108	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930879	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: loan discount points $ XXXX.The loan fails the prohibited fees test by $XXXX. This loan failed the prohibited lender fees test. (XX RCW §31.04.105).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931328	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) Debts - Not Verified- The letter of explanation on credit inquiries reflects a new debt with XXXX (inquiry on XX/XX/XXXX) with a monthly payment of $XX that XXs not reflected on the credit report or independently verified. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1930801	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The nonrefundable prepaid finance charge test includes the following fees: Title -Signing Fee $XXXX, Title - Recording Service Fee XXXX, Loan Origination Fee $XXXX, Loan Discount Point Fee $XXXX, and Title - Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931870	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test (XX Code §537.1301(15)), (XX Code §535.8(1)). This test includes the following fees: Document Signing Fee $XXXX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX, however Lender reimbursed borrower XXXX of that amount at closing.

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930521	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930979	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees were included in testing : loan origination fee $XXXX; loan discount point $XXXX, recording service fee XXXX, settlement fees $XXXX and title signing fee $XXXX.

Response 2 (XX/XX/XXXX X:XXPM)
State regulation EV2 grade. (Acknowledged)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding.Reviewing the lender provided compliance report shows an undiscounted rate of XX % and that $XX discount points were excluded on pg. 10 of report. Undiscounted rate of XX % XXs applied and updated testing still results instate fail. State Regulation fail is EV2 grade. (Upheld)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930907	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by $XX. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930627	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX.00. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960527	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XX. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the addition to the following fee XXs not accepted: Appraisal fee on the revised LE issued on XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930470	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fee: recording service. The loan fails the prohibited fees test by XXXX. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: the loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931998	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931942	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - XXXX/Prepaid Finance Charge Test Paid to Lender- The loan failed the lender prepaid finance charge test. The loan contains prepaid finance charges which are paid to the lender or party affiliated with the lender in the amount of $XXXX of the loan amount, which exceed X% of the amount financed, the limit set by statute.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931722	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX; 3% of total loan amount (for loans ? $XXXX).The following fees were included in the testing: Loan Origination Fee $XXXX and Points- Loan Discount Fee $ XXXX.Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3).

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1930792	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7))The loan is a rate spread home loan, as defined in the legislation. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Open) Program Parameters - DTI- The subject loan DTI of XX% exceeds Investor Program Parameters for DTI of XX%. Property taxes were considered as being $XX at origination but title indicates annual taxes of $XXXX which is $XXXX. This increases the DTI from XX% to XX%. Client is fine waiving finding as long as DTI does not exceed XX% and with compensating factors. (waived)		Comp factors - XX% LTV, no late mortgage history and 16 years at residence.	XX/XX/XXXX	XX/XX/XXXX	2	2	2	2	1	1	N/A	N/A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A
XXXX	1931616	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931833	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX and Title - Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX. (MRS § 408.052(1); 408.233(1))

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930588	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931238	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Loan Discount Fee (Points) XXXX. The loan fails the prohibited fees test by XXXX (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930682	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930755	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931020	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: loan discount points $XXXXX.The loan fails the prohibited fees test by $XXXX. This loan failed the prohibited lender fees test. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930622	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931637	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931420	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930819	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This loan failed the points and fees threshold test due to one of the following findings: (XX HB 7814 § 1, XX § 34-25.2-4 (l), (r)). The loan has a "total loan amount" of $XXXX or more and the total "points and fees" less any excluded points and fees exceed 5% of the total loan amount. This test includes the following fees: Document Preparation Fee $XXXX, Electronic Document Delivery Fee $XXXX, Loan Origination Fee $XXXX, Notary Fee $XXXX, Points $XXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX. The loan fails the prohibited fees test by $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931081	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931582	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931377	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX.(XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931891	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - CD - Non-Borrower with Right to Rescind-

There is no evidence of an initial and/or revised CD provided to the non-borrower, Teresa Baker, at least 3 days prior to consummation. Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX, XXs mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. Per regulation, CD(s) must be provided to all who have the right to rescind. If disclosure XXs delivered electronically evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(1)(i), 12 CFR 1026.2(a)(11)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931083	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Clear) HELOC - Closure Letter-

Loan file does not contain evidence to verify HELOC Closure signed as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. Loan approved with XX% DTI. Audit DTI XX% which exceeds max XX% DTI using actual hazard insurance of $XXXX, or $XXXX per month, versus $XXXX, or $XX per month per the 1st mortgage detail report. Client ok with downgrading to an non-material EV2 finding as long as DTI is not over 50% based on how correspondent calculated PITIA. (Waived)

										Comp factors - XX% LTV, 14 years at residence and no late payments on mortgage.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1931749	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Flood Certification. The loan fails the prohibited fees test by $XX. ( XX.S.A. §17:11C-80, XX.A.C. §§3:15-9.2 )	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930479	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: loan discount point $XXXX. The loan fails the prohibited fees test by $XXXX. This loan failed the prohibited lender fees test. (XX RCW §31.04.105).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931589	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931317	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

This loan failed the prohibited lender fees test. (XX RCW §31.04.105) Prohibited Fees included in the test: Loan Discount Fee.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931512	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XX. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930852	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Appraisal Fee $XXXX, Closing Package Assembly Fee $XXXX, Credit Report Fee $XXXX, Title - Title Signing Fee $XXXX, Electronic Closing Fee $XXXX, Loan Discount Point Fee $XXXX, and Title - Title Property Report $XXXXX. The loan fails the prohibited fees test by $XXXXX. XX Code §12-405.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930937	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Flood Certification. The loan fails the prohibited fees test by $XX. ( XX.S.A. §17:11C-80, XX.A.C. §§3:15-9.2 )

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930737	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9))The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930676	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.(MRS § 408.052(1); 408.233(1))

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930822	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931254	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931704	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated, XX/XX/XXXX, XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931869	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931155	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931601	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931759	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX [XX-XXXX-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the closing date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931921	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931697	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording fee XXXX; title signing fee $XXXX and loan origination fee $XXXX. The loan fails the prohibited fees test by $XXXX. The loan is Home Acquisition Loan (XXXX Code §535.8(1)), and charges a loan origination or processing fee, a broker fee, or both, which together exceed two percent (2%) of an amount which is equal to the loan principal.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931358	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - CD/Lender Credits that Cannot Decrease (No Valid COC)-

The loan failed the Lender Credits that Cannot Decrease Test. The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing-

The file failed one or more of the state threshold tests. The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following nonrefundable prepaid finance charges were included in the calculation: Document Signing Fee $XXXX, Loan Origination Fee $XX, Points-Loan Discount $XX, Prepaid Interest $XX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX. (Ind. Code § 24-4.5-3-201(9))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930500	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1))	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930768	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. This loan failed the prohibited lender fees test. (XX RCW §31.04.105) The loan charges a prohibited lender fee.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930908	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The name of the individual(s) whom personally appeared before the Notary is missing. Response 1 (XX/XX/XXXX X:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931050	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XX.(XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931595	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931473	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931949	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met. (Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Loan Discount Fee (Points) $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931866	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fee included in test : loan origination fee $XX, loan discount points $XX, prepaid interest $XX, recording service fee XXXX, settlement fee $XXXX and title signing fee $XXXX.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is not sufficient to cure the finding. Reviewing the lender provided compliance report shows an undiscounted rate of XXXX% and that $XX discount points were excluded on pg. 4 of report. Undiscounted rate of XXXX% XXs applied and updated testing still results in state fail. (Upheld)

Response 2 (XX/XX/XXXX X:XXPM)
The finding is a non-material EV2 finding in which the strength has been updated to EV2 and statused to Acknowledged.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931348	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX and Title - Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX. (MRS § 408.052(1); 408.233(1))

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fee XXs not accepted: Loan Amount Points Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931025	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930454	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points - Loan Discount. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931043	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the Disbursement Summary. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930540	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. the following fee included in test : loan origination $XXXX; loan discount point $XXXX, prepaid interest $XXXX, recording fee XXXX, settlement fee $XXXX and title signing fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931028	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Flood Certification Fee - $XX. The loan fails the prohibited fees test by $XX. ( XX.S.A. §17:11C-80, XX.A.C. §§3:15-9.2 )

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931516	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX and Title - Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX. (MRS § 408.052(1); 408.233(1))	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931006	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording service fee XXXX; Title signing fee $XXXX and loan origination fee $XXXX. The loan fails the prohibited fees test by $XXXX. The loan is Home Acquisition Loan (XX Code §535.8(1)), and charges a loan origination or processing fee, a broker fee, or both, which together exceed two percent (2%) of an amount which is equal to the loan principal.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930757	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: recording fee. The loan fails the prohibited fees test by XXXX. This loan failed the prohibited fees test. The loan failed the prohibited fees test due to one of the following findings: the loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (XX. Code §6.2.328).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931812	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. This loan failed the prohibited lender fees test. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931396	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited fees test (XXXX Code §537.1301(15)), (XXXX Code §535.8(1)). This test includes the following fees: Document Signing Fee $XXXX, Title Property Report Fee $XXX and Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX, however Lender reimbursed borrower XXXX of that amount at closing.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931520	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. The loan is Home Acquisition Loan (XX Code §535.8(1)), and charges a loan origination or processing fee, a broker fee, or both, which together exceed two percent (2%) of an amount which is equal to the loan principal. This test includes the following fees: recording fee XXXX.00; title signing fee $XXXX and loan origination fee $XXXX. The loan fails the prohibited fees test by $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931246	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees included in test : loan origination fee $XXXX, loan discount point $XXXX, prepaid interest $XXXX, recording service fee XXXX , settlement fee $XXXX and title- signing fee $XXXX.

Response 2 (XX/XX/XXXX X:XXPM)
State regulation EV2 grade. (Acknowledged)

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding.Reviewing the lender provided compliance report shows an undiscounted rate of XX% and that $XX discount points were excluded on pg. 10 of report.Undiscounted rate of XX% XXs applied and updated testing still results instate fail. State Regulation fail is EV2 grade. (Upheld)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930551	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. The loan failed the prohibited fees test. XX loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited: If the loan is a Consumer Loan (XX Code §537.1301(15)) it may charge an "additional charge". (XX Code §537.2501 and §537.2507). If the loan is a Home Acquisition Loan (XX Code §535.8(1)) the lender may collect fees as allowed by statute. (XX Code §535.8(4), XXXX v. XXXX Co. 661 N.W.d2 193) If the loan is a Home Equity Line of Credit (XXXX Code §535.10(1)) the lender may collect fees as allowed by statute. (XXXX Code §535.10(3); §535.8(4), and XXXX v. XXXX. 661 N.W.d2 193)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XX Severe Storms, Flooding, Straight-line Winds, and Tornadoes (DR-4796-XX] with an incident period of XX/XX/XXXX - XX/XX/XXXX. File contains only an AVM and a borrower signed attestation of no damage. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1931008	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Loan Discount Fee (Points). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPMPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931416	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931585	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Open) Program Parameters - LTV- The audit LTV XX% does not meet the minimum program eligibility guidelines of XX%. The loan file is missing documentation supporting the current first lien balance of $XXXX used to qualify. Response 2 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived) Response 1 (XX/XX/XXXX XX:XXPM) Exception must be granted by Investor. (Upheld)		XXX score. XX DTI. $XXXX per month residual income.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1931203	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX higher-priced mortgage loan test. (XXXX XXXX 09.03.06.02B(13), XXXX 09.03.09.02B(6)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations (XXXX). The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fee XXs not accepted: Loan Discount Points on the revised LE issued on XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) DTI - Exceeds Guidelines- The DTI exceeds Originator Guidelines. The first lien for the subject is escrowed and includes taxes and HOI in the monthly payment; however, the most recent taxes and insurance increased. This results the DTI increasing from XX% to XX%, which exceeds the max of XX%. Compensating factors deem this immaterial. (Waived)		Compensating factors: FICO XXX, LTV/CLTV XX%/XX%, Residual Income $XX, DTI remains under XX%.	XX/XX/XXXX	XX/XX/XXXX	3	2	2	2	3	1	N/A	N/A	C	B	B	B	N/A	N/A	C	A	C	B	B	B	N/A	N/A	C	A	C	B	B	B	N/A	N/A	C	A	C	B	B	B	N/A	N/A	C	A	C	B	B	B	N/A	N/A	C	A
XXXX	1930997	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Testing-

This loan failed the points and fees threshold test due to one of the following findings: (XX HB 1229, § 33, 24-9-2-8). The home loan has a loan principal of $XXXX or more and has total points and fees that exceed 5% of the loan principal. Fees included in the test: Doc Signing $XXXX, Loan Origination $XXXX, Points $XXXX, Recording Service XXXX, Settlement $XXXX. If points are bona fide, please provide the undiscounted rate.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931914	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (Revised Disclosure Late)-

The loan failed the charges that cannot increase test. Because the change occurred on XX/XX/XXXX, and consumer XXs not provided the disclosure within 3 days of the change, the increase to the following fees XXs not accepted as valid: Points increased on revised CD XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXXX XXs required in which $XXXX XXs reimbursed at closing. There is a remaining cost to cure in the amount of $XXXX required.?

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: E-Doc Delivery Fee $XX, Flood Cert $XX, Origination Fee $XXXX, Points $XXXX, Recording Service Fee $XX, Settlement/Closing Fee $XXXX, and E-Closing Fee $XX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Open) DTI - Exceeds Guidelines- The DTI exceeds Originator Guidelines. The maximum DTI allowed is XX%. The origination underwriter did not include the escrow shortage of $XXXX in the monthly PITI payment calculation. As a result, the audit DTI is XX%, which exceeds the maximum allowed. Per client as long as the DTI does not go over XX%, client is fine with waiving finding with compensating factors. (Waived)		Comp factors - XX% LTV and 12 years in home.	XX/XX/XXXX	XX/XX/XXXX	2	2	2	2	1	1	N/A	N/A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A
XXXX	1930774	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only

(Open) State Testing-

The file failed one or more of the state threshold tests. The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following nonrefundable prepaid finance charges were included in the calculation: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount $XXXX, Prepaid Interest $XX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX. (Ind. Code § 24-4.5-3-201(9))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931541	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.(MRS § 408.052(1); 408.233(1))

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930820	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931465	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The nonrefundable prepaid finance charge test includes the following fees: Title -Signing Fee $XXXX, Title - Recording Service Fee XXXX.00, Loan Origination Fee $XX, Loan Discount Point Fee $XX, Prepaid Interest $XX and Title - Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931039	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931755	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930941	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930894	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX rate spread home loan test. (XX GS §24-1.1F(a)(7)) The loan is a rate spread home loan, as defined in the legislation. Using the greater of the disclosed APR XX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) FEMA- FEMA Declaration declared (waived) for XXXX Tropical Storm XXXX [DR-4827-XX] with an incident period of (waived) and continuing which is after the AVM date (waived). Please provide Property Inspection to confirm no damage. Response 2 ((waived) X:XXAM) Documentation received is sufficient. (Resolved) Response 1 ((waived )X:XXAM) Documentation not received. (Upheld)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1930968	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930779	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930513	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the prohibited fees test. XX loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited: If the loan is a Home Acquisition Loan (XX Code §535.8(1)) the lender may collect fees as allowed by statute. (XX Code §535.8(4), XXXX v. XXXX. 661 N.W.d2 193). Fee included in the test: Notary Fee.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1960112	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

(Clear) TRID - CD - Revised CD Delivery Date (No XXiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure XXs not received by the borrower prior to the Consummation Date. The CD issued on the consummation date XX/XX/XXXX, XXs signed and dated after consummation. If disclosure XXs delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931333	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Open) Program Parameters - DTI- The maximum DTI allowed is XX%; however, using the documented real estate tax amount ($XXXX) and monthly renewal insurance premium ($XXXX), the subject DTI increased to XX%, which exceeds the maximum. Per correspondent they use the most recent escrow payment until their is a new escrow analysis completed. The file included the new real estate taxes which is what XXs used for review. Client is ok with a Lender Exception to the DTI as long as it is not over XX% and we are well under that at XX% with Compensating factors. (Waived)		Comp Factors - Qualifying Credit Score XXX and borrower over 5 years at residence.	XX/XX/XXXX	XX/XX/XXXX	2	2	2	2	1	1	N/A	N/A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A	B	B	B	B	N/A	N/A	A	A
XXXX	1931563	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931607	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Points - Loan Discount Fee . The violation may be cured if documentation is provided showing the disclosure XXs delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 -CFR 1026.43(e)(1)(ii). Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3). Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1931874	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX% . The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fee included in the test : loan origination fee $XXXX, loan discount point $XXXX prepaid interest $XXXX, recording service fee XXXX, settlement fee $XXXX and title-signing fee $XXXX.

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is not sufficient to cure the finding. Reviewing the lender provided compliance report shows an undiscounted rate of XXXX% and that $XX discount points were excluded on pg. 4 of report. Undiscounted rate of XX% XXs applied and updated testing still results in state fail. Points - Loan Discount fee charged is $XX; loan is exceeding state threshold by $XX. State regulation fail is EV2. (Upheld)

Response 2 (XX/XX/XXXX X:XXPM)
The finding is a non-material EV2 finding in which the strength has been updated to EV2 and statused to Acknowledged.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930885	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4), (e) (1) ) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931077	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XX but at least $XXXX, and the transaction's total points and fees is $XXXX, whichexceeds $XXXX The following fees were included in the testing: Loan Origination $XXXX and Points $XXXX. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931958	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The nonrefundable prepaid finance charge test includes the following fees: Title -Signing Fee $XXXX, Title - Recording Service Fee XXXX.00, Loan Origination Fee $XXXX, Loan Discount Point Fee $XXXX, and Title - Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931073	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The nonrefundable prepaid finance charge test includes the following fees: Title -Signing Fee $XXXX, Title - Recording Service Fee XXXX, Loan Origination Fee $XXXX, Loan Discount Point Fee $XXXX, Prepaid Interest Fee $XXXX and Title - Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930951	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930685	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording service fee XXXX; title singing fee $XXXX and loan Origination fee $XXXX.The loan fails the prohibited fees test by $XXXX.The Loan is a Home Equity Line of Credit (XXXX Code §535.10(3)(a)) and charges a loan origination or a broker fee, or both, whose sum exceeds two percent (2%) of an amount which is equal to the maximum line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930655	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930592	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The nonrefundable prepaid finance charge test includes the following fees: Title -Signing Fee $XXXX, Title - Recording Service Fee XXXX, Loan Origination Fee $XXXX, Loan Discount Point Fee $XXXX Prepaid Interest $XXXX and Title - Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930992	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan fails the prohibited fees test by $XXXX . (XX RCW §31.04.105)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points - Loan Discount Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1930840	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931224	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930678	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of the total loan amount. The following fees were included in the testing: Closing Package Assembly Fee $XX, Electronic Closing Fee $XX, Flood Certification $XX, Loan Origination Fee $XXXX. Points $XXXX, Recording Service Fee $XXXX and Settlement Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3).

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1931960	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX) with an incident period of (waived) - (waived) which is after the original appraisal date of (waived). Please provide a Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1931992	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following nonrefundable prepaid finance charges were included in the calculation: Document Signing Fee $XXXX, Loan Origination Fee $XX, Prepaid Interest $XX, Points-Loan Discount Fee $XX, Prepaid Interest -$XX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931684	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931598	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii). Informational Only.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931715	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX and Title - Recording Service Fee XXXX. The loan fails the prohibited fees test by $XXXX. (MRS § 408.052(1); 408.233(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931368	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXshington prohibited lender fees test. This test includes the following fee: loan discount point $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105). The loan charges a prohibited lender fee.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930582	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service. The loan fails the prohibited fees test by XXXX. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931212	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9))The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930920	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX . The loan failed the prohibited fees test due to one of the following findings: The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (XX. Code §6.2.328)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931057	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930856	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points - Loan Discount Fee. The loan failed the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930680	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931308	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)) This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931567	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing-

This loan failed the XX nonprime home loan test. This loan exceeded the average prime offer rate APR threshold. (XX SB 949, §3(a)(7)(F)(ii) ) The loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime OfferRate (XX%) by 3.5% or more.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931226	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) Informational Only

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. The Nonrefundable Prepaid Finance Charge Test includes the following fees: Title - Title Signing Fee $XXXX, Title - Recording Service Fee XXXX, Title - Signing Fee $XXXX, Loan Origination Fee $XXXX, Loan Discount Point Fee $XXXX, Prepaid Interest $XXXX, and Title - Settlement Fee $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908602	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909624	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used: XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX% The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: recording service fee XXXX. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908989	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points XXXX. The loan fails the prohibited fees test by XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908990	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909148	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105).

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points (XX/XX/XXXX). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1908541	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) Credit Report - Adverse Credit-

The Note date for the subject transaction XXs XX/XX/XXXX. The origination credit reported a XXXX mortgage and noted that the account XXs settled for less than the full balance with a last payment date of XX/XX/XXXX. The investor guidelines required a waiting period of 7 years prior to the Note date for mortgage that XXs a short sale. The required waiting period XXs not met.

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. 6 years since housing event, 1 year short of guideline requirement. Noted Compensating factors: 1) Borrower with same employer for 28 years 2) No lates since XXXXX 3) $XXXX monthly residual income

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

										XX% LTV. $XX per month residual income.	XX/XX/XXXX	XX/XX/XXXX	4	2	4	2	1	1	N/A	N/A	D	B	D	B	N/A	N/A	A	A	D	B	D	B	N/A	N/A	A	A	D	B	D	B	N/A	N/A	A	A	D	B	D	B	N/A	N/A	A	A	D	B	D	B	N/A	N/A	A	A
XXXX	1909204	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4),(e)(1) ) The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Open) Program Parameters - CLTV- The subject loan does not meet Program Parameters for CLTV. The subject loans CLTV is XX%, and the borrowers credit score is XXXX. The guidelines for credit scores under XXX reflect a maximum CLTV of XX%. Therefore, the CLTV exceeds guidelines and is an ineligible transaction. Buyer Comment 1 (XX/XX/XXXX XX:XXPM) Client reviewed and elects to waive finding. Noted Compensating Factors: 1) Subject property owned 6 years 2) XX% DTI 3) 0x30 1st lien mortgage history for 48 months reviewed Response 1 (XX/XX/XXXX XX:XXPM) waiver granted by Investor. (Waived)		XXX score. XX DTI. $XXXX per month residual income.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1908651	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)).The loan amount is less than $XX but at least $XXXX, and the transaction's total points and fees is $XX, which exceeds $XX. The following fees were included in the testing: Loan Origination Fee $XX, Loan Discount Fee $XX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908527	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XXXX%. The XX APR threshold is XX%. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909311	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)), The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, signing Fee $XXXX, Prepaid Interest -$XXXX, Recording Service Fee XXXX.00, Settlement Fee $XXXX.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908983	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - DTI- The loan XXs delivered with a XX% DTI. Per the guidelines, the maximum DTI allowed is XX%. Response 1 (XX/XX/XXXX XX:XXPM) Exception must be granted by Investor. (Upheld() Buyer Comment 1 (XX/XX/XXXX XX:XXPM) Client reviewed and elects to waive finding. Noted Compensating Factors: 1) Subject property owned 20 years 2) Borrower with current employer 7 years 3) XXX qualifying credit score 4) 0x30 on the 1st lien mortgage history over 4 years Response 2 (XX/XX/XXXX X:XXAM) waiver granted by Investor. (Waived)		XXX score. XXX CLTV. $XXXX per month residual income.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1909801	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment have been met.

(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XX%. The XX APR threshold is XX%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909004	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Loan Discount Point Fee. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909713	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fee: Loan Discount Point Fee. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909669	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. (MRS § 408.052(1); 408.233(1)) This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909284	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)), The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Loan Discount Fee $XXXX, Prepaid Interest $XXXX, Recording Service Fee XXXX, Settlement Fee $XXXX.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909467	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees were included in the testing: Title - Signing $XXXX, Origination $XXXX, Prepaid Interest $XXXX, Title - Recording Service XXXX and Title - Settlement $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908754	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX.

(Open) ROR- Incorrect Form/Same creditor (H9) version required (circuits 2nd, 5th, 7th, 8th, 9th, 10th, XXXX)-

The consumer(s) XXs provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 XXs provided; however, because the property is located in XX, model H-9 should have been used.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909541	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Prepaid Interest -$XXXXX, Recording Service Fee XXXX, Settlement Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909124	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909666	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909193	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Signing Fee $XXXX, Recording Service XXXX, Origination $XXXX, Discount Points $XXXX, Prepaid Interest $XXXX, Settlement Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908575	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings the loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (XX. Code §6.2.328)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909151	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909452	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 2 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX, Title - Recording Service Fee XXXX, and Title - Title Property Report $XX. The loan fails the prohibited fees test by $XX. If the loan is a Consumer Loan (XX Code §537.1301(15)) it may charge an "additional charge". (XX Code §537.2501 and §537.2507). If the loan is a Home Acquisition Loan (XX Code §535.8(1)) the lender may collect fees as allowed by statute. (XX Code §535.8(4), XXXX v. XXXX. 661 N.W.d2 193)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1909654	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Document Signing Fee $XXXX, Loan Origination Fee $XX, Points-Loan Discount Fee $XX, Recording Service Fee XXXX.00 and Settlement or Closing Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909701	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XX. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909244	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XX%) by 3.5% or more. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35). The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded $XXXX. The loan amount is less than $XXXX but at least $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Loan Discount Point Fee $XXXX. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909793	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XX. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908715	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)), The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XX, Signing Fee $XXXX, Loan Discount Fee $XX, Prepaid Interest $XX, Recording Service Fee XXXX, Settlement Fee $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%) the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908969	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909000	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XX%. The XX APR threshold is XX%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908955	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX.00. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909312	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XX. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909126	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909377	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeds $XXXX (The loan amount is less than $XXXX but at least $XXXX). The following fees were included in the testing: Origination Fee $XXXX and Points $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909197	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908838	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument is inconsistent with Title for Co-Borrower. The name individual listed on the Security Instrument is not the same reflected as current vested on Title. Per the prior recorded Mortgage, the Co-Borrower's middle initial is S not E.

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.(MRS § 408.052(1); 408.233(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1909169	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909431	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees were included in the testing: Title - Signing $XXXX, Origination $XX, Loan Discount Points $XX, Prepaid Interest $XX, Title - Recording Service XXXX and Title - Settlement $XXXX.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1909056	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points (XX/XX/XXXX). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX.(XX RCW §31.04.105).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1908809	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX, and Loan Discount Point Fee of $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909389	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX, and Loan Discount Point Fee $XXXX. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908585	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXX). The following fees were included in the testing: Discount Points $XXXX and Origination $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908553	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded 3% of total loan amount. The following fees were included in the testing: Origination $XXXX and Loan Discount Points $XXXX. If discount points and fees are bona-fide and excludable, please provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908733	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX, Title - Title Property Report $XXXX, and Title - Recording Service Fee XXXX. The loan fails the prohibited fees test by $XX. (XX Code §537.1301(15)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909619	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: the loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (XX. Code §6.2.328)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909113	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set isXX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XX but at least $XXXX, and the transaction's total points and fees is $XX, which exceeds $XX. The following fees were included in the testing: Loan Origination Fee $XX and Points-Loan Discount Fee $XX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908688	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX (XX. Code §6.2.328)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909092	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909218	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

This loan failed the lender originator total net income test. (KRS 286.8 as enacted by XX HB 552 Section 26 (XXXX)) The mortgage loan charges a total net income which exceeds $XXXX or four percent (4%) of the total loan amount, whichever is greater. The fees included in test: Points $XXXX and Origination Fee $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908692	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909112	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909295	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - XXXX/Prepaid Finance Charge Test Paid to Lender- The loan failed the lender prepaid finance charge test. The loan contains prepaid finance charges which are paid to the lender or party affiliated with the lender in the amount of $XXXX, which exceed 5% of the amount financed, the limit set by statute. (XX.A.§16A-2-401(6))	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909585	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909809	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909262	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (XX. Code §6.2.328)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points- Loan Discount Fee that increased. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909688	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908493	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used:XX/XX/XXXX. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Loan Origination Fee $ XXXX and Points- Loan Discount Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909352	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. (XX. Code §6.2.328)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909240	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points - Loan Discount Fee and Origination Fee. The violation may be cured if documentation is provided showing the disclosure XXs delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

State HPML. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)). The loan exceeded the XXXX higher-priced mortgage loan test. The loan has an APR of XX%. The XX APR threshold is XX%. The loan is a compliant HPML. Appraisal and prepayment requirements have been met.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Appraisal and Prepayment have been met.

(Clear) QM - APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points-Loan Discount Fee $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909803	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The date used for rate set is XX/XX/XXXX. The loan is a compliant HPML. Prepayment have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.(MRS § 408.052(1); 408.233(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909062	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909827	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4834-XX), with an incident period of XX/XX/XXXX and continuing which is after original appraisal date of XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX X:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The AVM from CoreLogic provided in the loan file indicates an FSD score of 18. According to guidelines the FSD score must be less than or equal to 13.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
waiver granted by Investor. (Waived)

										XXX score. XX% CLTV. XX% DTI.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1909375	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909652	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded 3% of total loan amount. The following fees were included in the testing: Origination $XXXX and Loan Discount Points $XXXXX. If discount points and fees are bona-fide and excludable, please provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX(DR-4834-XX) with an incident period of XXive - Continuing which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909814	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - XXXX/Prepaid Finance Charge Test Paid to Lender-

The loan failed the lender prepaid finance charge test. The loan contains prepaid finance charges which are paid to the lender or party affiliated with the lender in the amount of $XXXX of the loan amount, which exceed 5% of the amount financed, the limit set by statute.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Discount Points on the Revised CD issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is not sufficient to cure the finding. The COC provided on XX/XX/XXXX does not provide a valid reason for the increase of the Points - Loan Discount fee without more details. The COC states the fee increased due to rate lock but does not say what changed with the rate lock. Provide information as to why the loan XXs re-locked and what caused the change to pricing to determine if it is a valid reason. A cost to cure in the amount of $XX remains. (Upheld)

Response 2 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1909573	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXshington prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1908751	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXX) The following fees were included in the testing: Loan Origination and Points; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908864	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: $XXXX (for loans>$XXXX but < $XXXX). The following fees were included in the testing: Loan Origination Fee $XXXX and Loan Discount Fee (Points) $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908759	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Points $XXXX, Origination $XXXX Title Recording Service Fee XXXX, Title Settlement Fee $XXXX, and Title Signing Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909699	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Open) Debts - Not Verified- Subject property is a PUD. The final application and loan transmittal indicate monthly HOA dues in the amount of $XX. However, the file is missing documentation to support. Response 1 (XX/XX/XXXX XX:XXPM) waiver granted by Investor. (Waived)		XXX score.XX% DTI. XX% LTV.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	2	2	N/A	N/A	C	B	C	B	N/A	N/A	B	B	C	B	C	B	N/A	N/A	B	B	C	B	C	B	N/A	N/A	B	B	C	B	C	B	N/A	N/A	B	B	C	B	C	B	N/A	N/A	B	B
XXXX	1909158	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirementsof 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set XXs: XX/XX/XXXX. The loan is a non-compliant HPML due to the following: There XXs no evidence that the Appraisal XXs provided 3 days prior to consummation.

Response 1 (XX/XX/XXXX X:XXPM)
The loan is a compliant Federal HPML, Appraisal requirements have been met. (Resolved)

(Open) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The Date Rate Set XXs: XX/XX/XXXX. The loan is a non-compliant HPML due to the following: There XXs no evidence that the Appraisal XXs provided 3 days prior to consummation.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908910	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909084	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Title - Signing $XXXX, Title - Recording Service XXXX and Title - Title Property Report $XX. The loan fails the prohibited fees test by $XX. (XX Code §537.1301(15)); (XX Code §535.8(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908469	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met. (Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909241	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909740	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908901	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Discount Points on LE issued XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXXX). The following fees were included in the testing: Origination $XXXX and Discount Points $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909266	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR 9.643% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Rate set date used: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909319	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees were included in the testing: Title - Signing $XXXX, Origination $XXXX, Loan Discount Points $XXXXX, Prepaid Interest $XXXX, Title - Recording Service XXXX and Title - Settlement $XXXX.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; therefore, baseline did not reset as a result of the following increases: Loan Discount Points and Origination fee on the revised LE issued on XX/XX/XXXX. The violation may be cured if documentation is provided showing the disclosure XXs delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The COC XXs not accepted because there XXs a timing violation on the LE. Timing violation needs to be cleared before the COC would be acceptable. (Upheld)

Response 2 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1908756	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909810	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%; The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX , which exceeded: 3% of total loan amount for loans > $XXXX. The following fees were included in the testing: Loan Origination fee and Points; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 10.360% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908929	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909445	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909514	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Open) TRID - LE/Property Address-

The LE issued on XX/XX/XXXX does not reflect the correct Property Address. The city does not match the Appraisal/Note.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908758	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Loan Discount Point Fee. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909131	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, The loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fee: Recording Service Fee. The loan fails the prohibited fees test by XXXX. (XX. Code §6.2.328)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908627	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Loan Discount Point Fee. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fee XXs not accepted: Loan Discount Point Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1909116	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Document Signing Fee $XXXX, Loan Origination Fee $XX, Points-Loan Discount Fee $XX, Prepaid interest $XX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908768	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)).This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Origination Fee $XXXX, Signing Fee $XXXX, Loan Discount Point $XXXX, Prepaid Interest $XXXXX, Recording Service Fee XXXX, Settlement Fee $XXXX.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908654	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. The borrower XXs qualified with monthly income of $XXXX which is comprised of SSI of $XXXX and pension of $XXXX. Using the taxable percentage of the SSI from the tax returns provided the qualifying SSI is $XXXX resulting in total income of $XXXX. In addition, the tax and insurance payments used at audit from the documentation provided resulted in a higher PITI ($XXXX) than used to qualify ($XXXX). The DTI increased from XX% to XX% which exceeds max allowed of XX%. Noted, using the origination income of $XXXX the DTI would be XX due to the higher tax and insurance payments not utilized at origination which exceeds max of XX%.

Response 1 (XX/XX/XXXX XX:XXPM)
The gross-up method is acknowledged. Unable to clear the escrow portion based upon the response. Management review is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensating factors. (Waived)

										Comp factors - LTV XX% and 22 years in home. Comp factors - LTV XX% and 22 years in home.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1908664	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR 10.064%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. (XX. Code §6.2.328)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of 83 cents is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) Income - Missing- The loan file is missing income documents, there is no way to determine if the borrower meet the DTI requirements. The loan file is missing a two-year history receipt of stable income supporting a qualifying DTI < XX%. Additional Conditions may Apply. Response 1 (XX/XX/XXXX XX:XXPM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1909256	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Prepaid interest $XXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909424	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908816	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXshington prohibited lender fees test. This test includes the following fee: Loan Discount Points $XX. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909046	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing - Prohibited Fees-

The loan failed the MO prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX.00. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931971	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR 9.673% and the calculated APR 9.624%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Open) State Testing - Prohibited Fees-

The loan failed the Virginia prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX.00. (Va. Code §6.2.328)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of 9.623%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is 08/30/2024. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: The Loan Estimate XXs not received by the borrower at least four business days prior to the Consummation Date. The LE issued on XX/XX/XXXX XXs reviewed by the borrower on 09/08/2024, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (11/07/2024 XX:XXPM)
The referenced documentation XXs not received. Please provide the audit log for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The audit log provided discloses the LE issued on XX/XX/XXXX XXs received by the borrower on 09/08/2024, the revised LE XXs not received by the borrower at least 4 days prior to closing as required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The information provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1908896	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXXand Loan Discount Points Fee $XXXXX. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908606	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1))

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1909439	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5% The date used for rate set is XX/XX/XXXX.. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Open) Program Parameters - Loan Amount-

The loan file reflects a lender exception for property located in a rural area and subject loan amount $XXXX. Guidelines indicate the maximum loan amount is $XXXX for properties in a rural area. Client to approve downgrading finding based on compensating factors.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating Factors: 1) Borrower has been with current employer 12 + years. 2) 0x30 on 1st lien with 3+ year history 4) No reported derogatory installment debt

Response 2 (XX/XX/XXXX XX:XXPM)
waiver granted by Investor. (Waived)

										Compensating Factors: Low LTV/CLTV of XX%/XX%, employed with same employer for 12+ years, just received raise which supports income is stable and increasing	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1908500	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) State Testing-

The file failed one or more of the state threshold tests. The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

(Clear) State Rules Violation-

This loan failed the points and fees threshold test due to one of the following findings: (XX HB 1229, § 33, 24-9-2-8) The home loan has a loan principal of $XX or more and has total points and fees that exceed 5% of the loan principal. The following fees were included in the testing: Loan Origination $XXXX, Points $XXXX, Settlement $XXXX, Signing $XXXX, Recording Service XXXX.; if discount points and fees are bona-fide and excludable, provide undiscounted rate.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeds: $XXXX (for loans $XXXX but < $XXXX). The following fees were included in the testing: Loan Origination $XXXX Points $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5% . The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908988	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment requirements have been met.

								(Open) DTI - Exceeds Guidelines- The maximum DTI per guidelines is XX%. Due to the HOI premium increase, the audit DTI XXs calculated at XX which exceeds the maximum DTI guideline of XX%. Response 1 (XX/XX/XXXX X:XXAM) Unable to clear based upon the response. Management approval required. (Upheld) Response 2 (XX/XX/XXXX X:XXAM) Client request to waive based on compensating factors. (Waived)		Comp factors - Qualifying Credit Score XXX, XX% LTV, Residual income $XXXX and 12 yrs in home. Comp factors - Qualifying Credit Score XXX, XX% LTV, Residual income $XXXX and 12 yrs in home.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1909337	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Open) Program Parameters - CLTV- The subject loan does not meet Program Parameters for a XX% CLTV maximum. The documentation in the loan file supports a current principle balance of $XXXX which is an XX% CLTV. The loan file does not include documentation supporting the $XXXX used to qualify at origination which brings the CLTV below 80%. Response 1 (XX/XX/XXXX XX:XXPM) waiver granted by Investor. (Waived)		XXX score. XXXX% DTI. $XXXX per month residual income.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	2	2	N/A	N/A	C	B	C	B	N/A	N/A	B	B	C	B	C	B	N/A	N/A	B	B	C	B	C	B	N/A	N/A	B	B	C	B	C	B	N/A	N/A	B	B	C	B	C	B	N/A	N/A	B	B
XXXX	1908954	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909761	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)) The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXXX) The following fees were included in the testing:Application Fee and Points. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) Debts - Not Verified- The loan file is missing a breakdown of principal and interest and escrows for the first mortgage for an accurate calculation of the total mortgage payment for the first and second liens. Additional conditions may apply. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909157	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and Appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXXX. The following fees were included in the testing: Loan Origination and Points; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909450	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Discount Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909421	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

Prohibited Fees. The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Loan Discount Points. The violation may be cured if documentation is provided showing the disclosure XXs delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1909659	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount by $XXXX. The following fees were included in the testing: Loan Origination-$XXXX and Discount Points-$XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908856	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909394	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908698	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909705	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. A XXXX search reflected XXXX Hurricane XXXX (DR-4834-XX) with an incident period of XX/XX/XXXX and continuing, affected the subject County, XXXX. The above referenced disaster XXs after the appraisal date of XX/XX/XXXX and a property re-inspection is required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Loan Amount-

The loan amount exceeds maximum allowable under the guidelines. The loan file contained a lender exception to allow a loan amount of $XXX for a rural property when the guidelines allow a maximum loan amount of $XXXX. Client to approve downgrading finding based on compensating factors.

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed finding and elects to waive. Noted Compensating factors: 1) Bwr2 has been with their current employer for 21+ years 2) 0x30 on 1st lien with 3+ year history 3) No reported derogatory installment or revolving debt

Response 1 (XX/XX/XXXX XX:XXPM)
waiver granted by Investor. (Waived)

										Compensating factors: Low LTV/CLTV XX%/XX%. DTI XX%, No mtg lates on the existing 1st mortgage for the 3 years at has been open. B2 has a 21 year history with employer and B1 receives steady retirement income.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1908571	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XX. (XX. Code §6.2.328)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909285	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909611	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909304	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)) The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. Fees included in test: Recording Service Fee.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909638	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%.

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908949	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

(Clear) Income - Missing-

The loan file is missing income documents, there is no way to determine if the borrower meet the DTI requirements. The loan file is missing all income documentation for borrower 2 apart from the VVOE. Without the income the DTI is XX% which is above the max DTI of XX%.

Response 1 (XX/XX/XXXX X:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - W2(s) Missing-

W2's missing from the loan file. The loan file is missing the XXXX W2 for the borrower as required per investor guidelines.

Response 1 (XX/XX/XXXX X:XXAM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1908784	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909273	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees were included in the testing: Title - Signing $XXXX, Origination $XXXX0, Loan Discount Points $XXXX, Prepaid Interest $XXXX, Title - Recording Service XXXX and Title - Settlement $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909696	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - Points and Fees- This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX, which exceeds 3 percent of the total loan amount of $XXXX. The following fees were included in the testing: Discount Points $XXXX Origination $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3).	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909456	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Loan Discount Point Fee. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908632	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing-

This loan failed the financed lender fees test. (XX Stat. 58.137) The loan has financed lender fees that exceed 5% of the loan amount of $XX by $XX. The following fees were included in the test: Discount Points - $XX, Origination fee - $XX, and Prepaid Interest - $XX.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) Income - Pay Stubs Missing-

The required pay stubs were not obtained from the co-applicant or were not properly retained in the file. The borrowers were qualified with a debt-to-income ratio of XX% based on combined monthly income of $XXXX, which included the co-borrower's base salary of $XXXX from her employment with XXXX County. The loan file contained a VVOE stating the co-borrower's employment with XXXX County began on XX/XX/XXXX; however, the loan file did not contain a paystub or WVOE documenting the qualifying income as required. Income to be recalculated upon receipt and additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

											XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	2	2	N/A	N/A	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B	C	B	C	A	N/A	N/A	B	B
XXXX	1909639	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909547	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Appraisal requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii).

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909823	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1930773	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XXXX. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Loan Discount Points on the revised LE issued on XX/XX/XXXX. The violation may be cured if documentation is provided showing the disclosure XXs delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1908682	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fee XXs not accepted: Loan Discount Point Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX X:XXPM)
A valid COC has been provided, however the violation remains. The COC XXs not accepted because there XXs a timing violation on the LE. Timing violation needs to be cleared before the COC would be acceptable. (Upheld)

Response 2 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

This loan failed the XX 209 CMR 32.35 higher-priced mortgage loan test. (XX 209 CMR 32.35) Using the greater of the disclosed APR, XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in the Code of XXXX Regulations. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1909821	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z). 12 CFR 1026.43(e)(1)(ii).

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount. The following fees were included in the testing: Loan Origination Fee $XXXX and Points $XXXX. If discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909491	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909173	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (XX. Code §6.2.328)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909188	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; therefore, baseline did not reset as a result of the following increase: Loan Discount Points on the revised LE issued on XX/XX/XXXX. The violation may be cured if documentation is provided showing the disclosure XXs delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Open) Liabilities - Mortgage Payment History- A mortgage payment history reflects 2x30-days late in the last 24 months, which exceeds allowable program guidelines. Buyer Comment 1 (XX/XX/XXXX XX:XXPM) Client reviewed and elects to waive. Noted Compensating Factors: 1) Subject property owned 14 years 2) Borrower with current employer for 15 years 3) $XXXX monthly residual income Response 1 (XX/XX/XXXX XX:XXPM) waiver granted by Investor. (Waived)		XX% CLTV. XX% DTI. $XX per month residual income.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1909349	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees were included in the testing: Title - Signing $XXXX, Origination $XXXX, Loan Discount Points $XXXX, Prepaid Interest $XXXX Title - Recording Service XXXX and Title - Settlement $XXXX.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file; therefore, the increase to the following fee XXs not accepted: Loan Discount Points on the revised CD issued on XX/XX/XXXX. If curing the violation with a refund, the following documents are required: LOE to consumers, PCCD and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The name of the non-borrower who personally appeared before the Notary is missing.

Response 1 (XX/XX/XXXX X/XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908911	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. This loan failed the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1)). The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908819	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Title - Signing Fee $XXXX, Title - Title Property Report $XXXX, and Title - Recording Service Fee XXXX. The loan fails the prohibited fees test by $XX. (IoXX Code §537.1301(15)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909259	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

This loan failed the prohibited fees test. The loan failed the XXXX prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq. This test includes the following fees: Recording Service Fee.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX) and the calculated APR (XX), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908770	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test.A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXX). The following fees were included in the testing: Loan Origination and Points. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908463	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Discounts Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909826	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Prepaid interest $XXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909323	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Points. The loan fails the prohibited fees test by $XXXX. (XX RCW §31.04.105).

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. (12 CFR §1026.19(e)(4)(ii)).

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance XXs not provided in the loan file. Therefore, the increase to the following fees XXs not accepted: Points (XX/XX/XXXX). If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXXX is required. Truth in Lending Act (Regulation Z). 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1908588	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. (XX. Code §6.2.328)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908459	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Liabilities - Collection Account-

The guidelines indicate Borrower(s) with collection/charge-offs < 24 months with a single account balance of $XXXX or more are ineligible. The Borrower(s) credit report reflects an open collection account dated XX/XX/XXXX ( < 24 months) with an unpaid balance of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Finding not addressed. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
waiver granted by Investor. (Waived)

(Clear) XXXX-

XXXX Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4829-XX) with an incident period of XX/XX/XXXX– XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

										XXX score. XX% LTV. XX% DTI.	XX/XX/XXXX	XX/XX/XXXX	3	2	3	2	1	1	N/A	N/A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A	C	B	C	B	N/A	N/A	A	A
XXXX	1909400	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount Fee $XXXX, Prepaid interest $XXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908710	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test (MRS § 408.052(1); 408.233(1)). This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX. The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909272	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XXXX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set XXs: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The Date Rate Set XXs: XX/XX/XXXX.

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is less than $XXXX but at least $XXXX, and the transaction's total points and fees is $XXXX, which exceeds $XXXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points - Loan Discount Fee $XXXX, if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (DR-4828 - XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1909522	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908735	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Points and Origination Fee. The violation may be cured if documentation is provided showing the disclosure XXs delivered timely. A cost to cure in the amount of $XXXX is required, of which $XXXX XXs cured and $XXXX is still needed. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. (XX RCW §31.04.105). This test includes the following fees: Loan Discount Points. This loan failed the prohibited lender fees test by $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	3	2	1	1	3	2	N/A	N/A	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	C	B
XXXX	1908740	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX. The loan fails the prohibited fees test by XXXX. (XX. Code §6.2.328)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Loan Discount Point Fee. The violation may be cured if documentation is provided showing the disclosure XXs delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) Income - Social Security/Pension- The guidelines indicate when "Other Income" such as SSI/Pension is used to qualify, evidence that the income is currently being received (for example, Social Security or Pension Award Letter or bank statements)is required. The loan file contains XXXX 1099(s) for pension and SSI income. However, the loan file is missing evidence of current receipt. Response 1 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	2	3	1	3	2	N/A	N/A	C	B	C	A	N/A	N/A	C	B	C	B	C	A	N/A	N/A	C	B	C	B	C	A	N/A	N/A	C	B	C	B	C	A	N/A	N/A	C	B	C	B	C	A	N/A	N/A	C	B
XXXX	1909122	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fee: Loan Discount Points $XX. The loan fails the prohibited fees test by $XX. (XX RCW §31.04.105)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909384	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXX) The following fees were included in the testing: Loan Origination and Points; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908555	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. (MRS § 408.052(1); 408.233(1))

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909179	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. The loan failed the prohibited fees test due to one of the following findings: The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909731	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees were included in the testing: Title - Signing $XXXX, Origination $XXXX, Loan Discount Points $XXXX, Prepaid Interest $XXXX, Title - Recording Service XXXX and Title - Settlement $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909689	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Document Signing Fee $XXXX, Loan Origination Fee $XXXX, Points-Loan Discount Fee $XXXX, Prepaid interest $XXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1931574	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded 3% of total loan amount. The following fees were included in the testing: Origination $XXXX and Loan Discount Points $XXXX. If discount points and fees are bona-fide and excludable, please provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) FEMA- The subject property XXs located in XXXX County. The appraisal XXs competed on XX/XX/XXXX. XXXX County XXs affected by Disaster (DR-4834-XX) on XX/XX/XXXX ongoing and declared on XX/XX/XXXX. A PDI is required. Response 1 (XX/XX/XXXX X:XXAM) Inspection provided does not contain a damage report. (Upheld) Response 2 (XX/XX/XXXX X:XXAM) Documentation received is sufficient. (Resolved)			XX/XX/XXXX	XX/XX/XXXX	3	1	3	1	1	1	N/A	N/A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A	C	A	C	A	N/A	N/A	A	A
XXXX	1908717	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) State Testing - Prohibited Fees-

The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee. The loan fails the prohibited fees test by XXXX. (XX. Code §6.2.328)

(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX XXs mailed, and therefore not received by the consumer 4 business days prior to the consummation date, XX/XX/XXXX. If disclosure XXs delivered electronically, evidence of receipt as well as the consumer's E-consent is required. 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX X:XXAM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909196	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Document Signing Fee $XXXX, Loan Origination Fee $XXXX Points-Loan Discount Fee $XXXX, Prepaid interest -$XXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.

(Clear) State Rules Violation-

The file failed one or more of the state threshold tests. This loan failed the points and fees threshold test due to one of the following findings: (IN HB 1229, § 33, 24-9-2-8). The home loan has a loan principal of $XXXX or more and has total points and fees that exceed 5% of the loan principal. Fees included in testing: Document Signing Fee $XXXX, Origination Fee $XXXX, Points $XXXX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate.

Response 1 (XX/XX/XXXX X:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909267	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set XXs: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXXX or more, and the transaction's total points and fees is $XXX, which exceeds 3 percent of the total loan amount of $XXX. The following fees were included in the testing: Loan Origination Fee $XXXX and Points - Loan Discount Fee $XXXX, if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1908494	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Open) State Testing-

This loan failed the non-refundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)) The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit. The following fees were included in the testing: Title - Signing $XXXX, Origination $XXXX, Loan Discount Points $XXX, Prepaid Interest $XXXX, Title - Recording Service XXXX and Title - Settlement $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1908511	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan amount is $XX or more, and the transaction's total points and fees is $XX which exceeds 3 percent of the total loan amount of $XX The following fees were included in the testing: Origination Fee $XX and Points $XX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z)12 CFR 1026.43(e)(2)(iii), (e)(3)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A
XXXX	1909401	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Open) State Testing - Prohibited Fees- The loan failed the XXXX prohibited lender fees test. This test includes the following fees: Recording Service Fee XXXX..The loan fails the prohibited fees test by XXXX.. This loan failed the prohibited fees test. (MRS § 408.052(1); 408.233(1)). The loan is a second lien and charges fees that are not specifically permitted under MRS § 408.233 et seq.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909260	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR (XX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment requirements have been met.

(Clear) QM - Rebuttable Presumption-

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the Safe Harbor threshold as follows: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.

(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the nonrefundable prepaid finance charge test. (Ind. Code § 24-4.5-3-201(9)). The loan's nonrefundable prepaid finance charge exceeds 2% of the note amount or line of credit. Fees included in testing: Document Signing Fee $XXXX, Loan Origination Fee $XX, Points-Loan Discount Fee $XXX, Prepaid interest $XX, Recording Service Fee XXXX and Settlement or Closing Fee $XXXX.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	2	2	1	1	2	2	N/A	N/A	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	B	B
XXXX	1909300	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) QM - APR Lending Policy-

The loan exceeds the APR lending policy threshold as follows: The note amount for a second lien is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate XXs set plus 3.5%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XX, which exceeded: 3% of total loan amount $XXXX. The following fees were included in the testing: Discount Points - $XXXX and Origination - $XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

(Clear) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR 1026.35(a)(1)). Using the greater of the disclosed APR XXXX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.94995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XX%, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.			XX/XX/XXXX	XX/XX/XXXX	1	1	1	1	1	1	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A